FIDELITY


(REGISTERED TRADEMARK)
GROWTH & INCOME
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   25   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  29   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Effective October 20, 1995, the fund's 3% sales charge was eliminated. If this sales charge had been taken into account, total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

Growth & Income                   16.53%   38.25%   147.89%   442.52%

S&P 500(registered trademark)     14.54%   38.66%   113.54%   311.87%

Growth & Income Funds Average     11.28%   32.47%   100.70%   237.40%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of 498 growth & income funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

Growth & Income                   38.25%   19.91%   18.42%

S&P 500(registered trademark)     38.66%   16.38%   15.20%

Growth & Income Funds Average     32.47%   14.82%   12.80%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              Growth & IncomeStandard & Poor
     01/31/86       10000.00       10000.00
     02/28/86       10955.53       10748.00
     03/31/86       12270.58       11347.74
     04/30/86       12384.11       11219.51
     05/31/86       12781.46       11816.39
     06/30/86       13112.58       12016.08
     07/31/86       12544.34       11344.38
     08/31/86       13218.56       12186.14
     09/30/86       12373.41       11178.34
     10/31/86       12973.25       11823.33
     11/30/86       13011.38       12110.64
     12/31/86       12763.28       11801.82
     01/31/87       14304.84       13391.53
     02/28/87       14984.65       13920.49
     03/31/87       15434.67       14322.79
     04/30/87       15416.12       14195.32
     05/31/87       15473.89       14318.82
     06/30/87       16042.00       15041.92
     07/31/87       16931.45       15804.55
     08/31/87       17271.24       16394.05
     09/30/87       17135.32       16035.03
     10/31/87       13564.98       12581.08
     11/30/87       12839.98       11544.40
     12/31/87       13500.28       12422.93
     01/31/88       14346.73       12945.93
     02/29/88       15107.46       13549.21
     03/31/88       14783.01       13130.54
     04/30/88       15021.10       13276.29
     05/31/88       15215.89       13391.80
     06/30/88       15919.23       14006.48
     07/31/88       15908.30       13953.26
     08/31/88       15722.56       13478.84
     09/30/88       16291.96       14053.04
     10/31/88       16611.85       14443.72
     11/30/88       16369.18       14237.17
     12/31/88       16602.31       14486.32
     01/31/89       17642.05       15546.72
     02/28/89       17451.99       15159.61
     03/31/89       17991.33       15512.83
     04/30/89       18758.36       16317.94
     05/31/89       19638.18       16978.82
     06/30/89       19773.18       16882.04
     07/31/89       21103.52       18406.49
     08/31/89       21558.34       18767.26
     09/30/89       21442.57       18690.31
     10/31/89       20765.06       18256.70
     11/30/89       21109.76       18629.13
     12/31/89       21516.85       19076.23
     01/31/90       20389.00       17796.22
     02/28/90       20702.29       18025.79
     03/31/90       21065.92       18503.47
     04/30/90       20522.53       18040.88
     05/31/90       22038.97       19799.87
     06/30/90       21936.55       19665.23
     07/31/90       21783.68       19602.30
     08/31/90       19923.79       17830.25
     09/30/90       18774.93       16961.92
     10/31/90       18735.82       16888.98
     11/30/90       19661.53       17980.01
     12/31/90       20054.47       18481.66
     01/31/91       21885.99       19287.46
     02/28/91       23730.68       20666.51
     03/31/91       25037.87       21166.64
     04/30/91       25382.67       21217.44
     05/31/91       26841.45       22134.03
     06/30/91       25018.42       21120.29
     07/31/91       26551.24       22104.50
     08/31/91       27324.32       22628.37
     09/30/91       27083.32       22250.48
     10/31/91       27567.69       22548.64
     11/30/91       26128.41       21639.93
     12/31/91       28445.60       24115.53
     01/31/92       29125.85       23666.99
     02/29/92       29764.46       23974.66
     03/31/92       29153.09       23507.15
     04/30/92       29808.69       24198.26
     05/31/92       29920.28       24316.83
     06/30/92       29332.29       23954.51
     07/31/92       29935.49       24934.25
     08/31/92       29626.88       24423.10
     09/30/92       29930.34       24711.29
     10/31/92       30167.38       24797.78
     11/30/92       31099.74       25643.39
     12/31/92       31727.23       25958.80
     01/31/93       32612.56       26176.85
     02/28/93       32982.79       26532.86
     03/31/93       34193.32       27092.70
     04/30/93       34144.75       26437.06
     05/31/93       34857.12       27145.57
     06/30/93       35393.83       27224.29
     07/31/93       35654.32       27115.40
     08/31/93       37054.44       28143.07
     09/30/93       37256.15       27926.37
     10/31/93       37673.07       28504.44
     11/30/93       36822.55       28233.65
     12/31/93       37923.33       28575.28
     01/31/94       39356.98       29546.84
     02/28/94       38606.02       28746.12
     03/31/94       36907.71       27492.79
     04/30/94       37644.84       27844.70
     05/31/94       37764.84       28301.35
     06/30/94       37109.38       27607.97
     07/31/94       38177.03       28513.51
     08/31/94       39640.74       29682.56
     09/30/94       39180.51       28955.34
     10/31/94       39647.37       29606.83
     11/30/94       38174.96       28528.55
     12/31/94       38783.10       28951.63
     01/31/95       39242.84       29702.35
     02/28/95       40401.36       30859.85
     03/31/95       41672.79       31770.52
     04/30/95       42836.53       32706.16
     05/31/95       44055.68       34013.43
     06/30/95       44850.82       34803.56
     07/31/95       46557.30       35957.65
     08/31/95       46909.72       36047.90
     09/30/95       48795.93       37569.12
     10/31/95       48567.37       37435.00
     11/30/95       50852.90       39078.40
     12/31/95       52505.44       39831.05
     01/31/96       54252.38       41186.90

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Growth & Income Portfolio on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $54,252 - a 442.52% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment in the S&P 500 would have grown to $41,187 - a 311.87% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Steven Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio
Q. STEVE, HOW HAS THE FUND PERFORMED?
A. It has done very well. For the six months ended January 31, 1996, the fund had a total return of 16.53%, compared to an 11.28% return for the growth and income funds average tracked by Lipper Analytical Services, and 14.54% for the Standard & Poor's Composite Index of 500 Stocks. For the 12 months ended January 31, 1996, the fund had a total return of 38.25%, while the average growth and income fund returned 32.47% and the S&P 500 had a total return of 38.66%.
Q. WHAT WERE THE KEYS TO THE FUND'S STRONG PERFORMANCE?
A. The fund's investments in the consumer nondurables sector - such as food, beverage and tobacco companies - and the health care sector performed well. These stocks attracted investor interest because they generally sustain strong earnings growth regardless of the economic backdrop. As evidence of an economic slowdown mounted throughout the year, investors were attracted to these types of stocks and their prices appreciated. In addition, some of the fund's investments in the financial sector were strong contributors to performance, including Fannie Mae - the Federal National Mortgage Association - American Express, Freddie Mac - the Federal Home Loan Mortgage Corporation - and Sallie Mae - the Student Loan Marketing Association. Sallie Mae bought back stock, reduced excess capital and cut expenses. Finally, the fund's performance compared to the market and other similar funds benefited from its relatively small weighting in technology stocks. While this sector generally performed well through the first half of 1995, it gave back some of its gains during this recent six-month period.
Q. LET'S TAKE A LOOK AT THE FUND'S CONSUMER NONDURABLES INVESTMENTS. WHAT SPARKED THEM TO DO WELL DURING THE PERIOD?
A. Most of the strength in the nondurables sector - especially from large-cap, blue chip stocks such as Philip Morris and PepsiCo - came from investors' anticipation of potential earnings disappointments in 1996. The market shifted much of its focus to "safe" stocks - those whose earnings growth generally remains steady regardless of the economic backdrop. Philip Morris - the fund's largest holding during this period - posted very strong earnings due to strong sales of its Marlboro brand and increases in international unit sales. The company raised its dividend and bought back stock, helping the stock price show a significant increase. PepsiCo - also one of the fund's top 10 holdings - saw share price gains on the heels of beating earnings expectations and a stock buy-back program.
Q. YOU ALSO MENTIONED THE BENEFITS OF THE FUND'S HEALTH CARE INVESTMENTS. WHAT WAS THE STORY THERE?
A. Many health care stocks - especially pharmaceutical companies - performed well over the past six months, driven by steady earnings growth and new product development. Many of them had been undervalued for some time, but they saw solid share price gains over the period. Examples here included American Home Products, Pfizer, Bristol-Myers Squibb, Merck and Johnson & Johnson. Johnson & Johnson's earnings growth was helped by a new product called "stents." These are metal devices that hold the walls of arteries open after angioplasty is performed to open clogged arteries. In addition, drug store chains - which are included in the retail sector - were solid performers, including Walgreen's and Rite Aid.
Q. WHICH STOCKS DIDN'T PERFORM AS WELL AS YOU WOULD HAVE LIKED?
A. Many retail stocks - with the exception of drug and grocery stores - lagged during the period. This sector has been hurt for some time by overcapacity - too many stores and too much square footage - in light of only moderate growth in consumer spending. A weak Christmas shopping season didn't help the situation. Wal-Mart was hurt by poor comparable store sales
- existing stores didn't do as well compared to last year - and poor growth in its Sam's Club division. In the basic industries sector, another disappointment was James River, a paper manufacturer. Because its business is perceived to be economically sensitive, this company's stock dropped along with many other paper producers as data suggested an economic slowdown. In addition, James River's management didn't follow through with some expected changes, thereby hurting the stock.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. If interest rates continue the decline we've seen since the second quarter of 1995, that could help the economy to turn around somewhat. For the time being, the economy looks like it will have some difficulties. We're already seeing rising commodity inventories and slumping retail sales. While rates have come down and the economy has not gone into recession, it's still weak. I don't foresee any turnaround until the latter part of 1996.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high total
return through a
combination of current
income and capital
appreciation
START DATE: December 30,
1985
SIZE: as of January 31,
1996, more than $16 billion
MANAGER: Steven Kaye,
since 1993; manager Fidelity
Blue Chip Growth Fund,
1990-1992; Fidelity Select
Energy Services,
Biotechnology, and Health
Care Portfolios,
1986-1990; joined Fidelity in
1985
(checkmark)
STEVE KAYE ON INVESTOR
EXPECTATIONS FOR THE
STOCK MARKET:
"Investors currently are
putting a lot of money into the
stock market. That's typical
when the market shows the
kind of strength it has
demonstrated over the past
year. At the same time, we
should see what I call a
"digestion" phase, when stock
valuations consolidate to
reflect company prospects
more accurately than they do
at the moment, as valuations
are high on an historical
basis. Investors need to
maintain the perspective that
the market has averaged 12%
annual growth over extended
periods of time, not the more
than 30% we saw last year.
"Investors are best off having
a consistent investment
program as opposed to trying
to time the market or, even
worse, getting into the market
after it's had a big run. Those
investors who experienced
the crash of 1987 and stayed
in the market probably have
experienced strong growth in
their portfolios over the past
nine years. Those who invest
with a long-term view can
benefit from the sharp
upswings we've seen lately,
and withstand the kind of
"digestion" phase the market
goes through from time to
time. Long-term investing
can reduce the risk of
chasing the market on its way
up, only to suffer when there
is a market-wide price
correction."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1996
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           4.2            4.0

General Electric Co.                    3.1            2.8

Federal National Mortgage Association   2.3            2.1

American Express Co.                    1.9            2.0

British Petroleum PLC ADR               1.6            1.9

PepsiCo, Inc.                           1.4            1.5

Ameritech Corp.                         1.3            1.4

Loral Corp.                             1.3            0.8

SBC Communications, Inc.                1.2            1.3

Lockheed Martin Corp.                   1.1            1.3

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                      % OF FUND'S    % OF FUND'S
                      INVESTMENTS    INVESTMENTS
                                     IN THESE MARKET
                                     SECTORS
                                     6 MONTHS AGO

Health                15.4           13.9

Nondurables           12.0           11.0

Finance               11.5           9.7

Utilities             7.3            7.2

Aerospace & Defense   5.8            5.8

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Stocks 91.9%
Bonds 0.5%
Convertibles 1.0%
Short-term
investments 6.6%
FOREIGN
INVESTMENTS 8.4%
Stocks 88.7%
Bonds 0.4%
Convertibles 0.6%
Short-term
investments 10.3%
FOREIGN
INVESTMENTS 5.9%
Row: 1, Col: 1, Value: 10.4
Row: 1, Col: 2, Value: 1.6
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 42.0
Row: 1, Col: 5, Value: 44.7
Row: 1, Col: 1, Value: 6.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 1.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 49.9

*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.7%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.8%
AEROSPACE & DEFENSE - 2.9%
British Aerospace PLC  805,411 $ 10,878
Flightsafety International, Inc.   578,300  28,843
General Motors Corp. Class H  1,059,400  60,386
Lockheed Martin Corp.   2,473,605  186,448
McDonnell Douglas Corp.   1,147,100  102,092
Northrop Grumman Corp.   946,500  60,576
Rockwell International Corp.   390,700  22,905
Sundstrand Corp.   36,700  2,532
  474,660
DEFENSE ELECTRONICS - 2.2%
Litton Industries, Inc. (a)  2,035,500  100,248
Loral Corp.   4,441,200  205,406
Raytheon Co.   1,176,400  57,791
  363,445
SHIP BUILDING & REPAIR - 0.7%
General Dynamics Corp.   1,797,500  104,929
TOTAL AEROSPACE & DEFENSE   943,034
BASIC INDUSTRIES - 3.9%
CHEMICALS & PLASTICS - 2.8%
Albemarle Corp.   90,600  1,687
du Pont (E.I.) de Nemours & Co.   429,600  33,026
Ethyl Corp.   2,988,900  31,757
Ferro Corp. (c)   1,585,000  39,823
Grace (W.R.) & Co.   460,200  28,360
Great Lakes Chemical Corp.   1,302,800  97,221
Lubrizol Corp.   1,110,500  32,066
NL Industries, Inc.   501,000  7,390
Praxair, Inc.    1,527,700  51,942
Raychem Corp.   1,015,200  67,892
Schulman (A.), Inc.   534,300  12,155
Union Carbide Corp.   1,420,700  59,845
  463,164
IRON & STEEL - 0.1%
Nucor Corp.   184,900  10,747
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.2%
Aluminum Co. of America  698,600 $ 38,772
PACKAGING & CONTAINERS - 0.4%
Corning, Inc.   637,200  19,913
Crown Cork & Seal Co., Inc. (a)  897,900  36,926
  56,839
PAPER & FOREST PRODUCTS - 0.4%
James River Corp.  2,187,300  57,417
Kimberly-Clark Corp.   45,000  3,628
  61,045
TOTAL BASIC INDUSTRIES   630,567
CONGLOMERATES - 2.1%
Allied-Signal, Inc.   727,000  36,259
Dial Corp. (The)  37,400  1,178
ITT Industries, Inc.   528,700  13,746
Tyco International Ltd.   5,004,548  177,036
United Technologies Corp.   480,200  49,281
Whitman Corp.   2,897,600  65,920
  343,420
CONSTRUCTION & REAL ESTATE - 1.8%
BUILDING MATERIALS - 0.4%
Lafarge Corp.   271,026  5,048
Sherwin-Williams Co.   1,167,000  49,160
  54,208
CONSTRUCTION - 0.0%
Pulte Corp.   115,700  3,818
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Bay Apartment Communities, Inc.  246,000  5,873
Beacon Properties Corp.   636,000  15,821
CBL & Associates Properties, Inc. (c)  1,256,200  25,752
Cali Realty Corp.  333,900  7,221
Carr Realty Corp.   185,100  4,489
Crescent Real Estate Equities, Inc.   323,000  10,982
Duke Realty Investors, Inc.   350,500  11,260
Equity Residential Properties Trust (SBI)  1,237,400  38,050
Highwoods Properties, Inc.   480,500  14,655
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Irvine Apartment Communities, Inc.   191,400 $ 3,852
Liberty Property Trust (SBI)  628,200  13,899
Macerich Co.   647,600  12,709
Manufactured Home Communities, Inc.   515,500  9,408
Patriot American Hospitality, Inc.  112,300  3,088
Public Storage, Inc.   1,485,500  30,267
Speiker Properties, Inc.   294,100  7,389
Urban Shopping Centers, Inc.  621,800  13,213
  227,928
TOTAL CONSTRUCTION & REAL ESTATE   285,954
DURABLES - 1.6%
AUTOS, TIRES, & ACCESSORIES - 0.8%
Chrysler Corp.   374,300  21,616
General Motors Corp.   1,989,438  104,694
  126,310
CONSUMER ELECTRONICS - 0.2%
Matsushita Electric Industrial Co. Ltd.   1,000,000  16,620
Sony Corp.   145,000  8,868
  25,488
TEXTILES & APPAREL - 0.6%
Fruit of the Loom, Inc. Class A (a)  2,203,000  55,350
Intimate Brands, Inc. Class A  888,300  13,102
Stride Rite Corp.   300,600  2,480
Unifi, Inc.   1,437,200  31,978
  102,910
TOTAL DURABLES   254,708
ENERGY - 5.8%
ENERGY SERVICES - 1.2%
BJ Services Co. (a)   479,724  12,833
BJ Services Co. (warrants) (a)  152,780  993
Baker Hughes, Inc.   835,100  21,608
Dresser Industries, Inc.   688,700  17,906
Schlumberger Ltd.   1,910,700  133,988
  187,328
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 4.6%
Amerada Hess Corp.   962,100 $ 53,036
Amoco Corp.   618,200  43,506
Atlantic Richfield Co.   100,000  11,363
British Petroleum PLC:
ADR  2,591,209  252,967
 Ord.   3,980,894  31,852
Burlington Resources, Inc.   454,900  17,059
Chevron Corp.   650,400  33,740
Kerr-McGee Corp.   489,900  30,986
Mobil Corp.   485,800  53,800
Occidental Petroleum Corp.   1,885,900  40,547
Royal Dutch Petroleum Co.   751,800  104,500
Total SA sponsored ADR  1,000,000  34,500
Union Pacific Resources Group, Inc.   299,000  7,774
Unocal Corp.   1,242,272  37,113
  752,743
TOTAL ENERGY   940,071
FINANCE - 11.3%
BANKS - 1.5%
Banc One Corp.   2,407,400  91,180
Bank of New York Co., Inc.   1,075,000  55,094
Chase Manhattan Corp.   250,000  17,250
Citicorp  400,000  29,550
Fleet Financial Group, Inc.   1,384,599  55,384
  248,458
CREDIT & OTHER FINANCE - 2.2%
American Express Co.   6,824,230  313,915
Beneficial Corp.   640,400  31,300
Household International, Inc.   228,900  14,850
  360,065
FEDERAL SPONSORED CREDIT - 4.1%
Federal Home Loan Mortgage Corp.  1,530,800  131,075
Federal National Mortgage Association  10,884,000  375,498
Student Loan Marketing Association  2,202,800  162,181
  668,754
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - 3.4%
Alexander & Alexander Services, Inc.   154,350 $ 2,991
Allmerica Financial Corp.   734,500  19,556
Allstate Corp.   2,373,010  103,523
Aon Corp.   642,300  34,925
General Re Corp.   441,400  67,534
ITT Hartford Group, Inc.   2,923,700  146,550
Loews Corp.   531,400  43,907
MBIA, Inc.   647,200  47,731
PMI Group, Inc.   312,300  15,654
Prudential Reinsurance Holdings, Inc.   158,000  3,437
St. Paul Companies, Inc. (The)  157,500  8,978
Travelers, Inc. (The)  709,666  46,661
  541,447
SAVINGS & LOANS - 0.0%
Ahmanson (H.F.) & Co.   49,000  1,176
SECURITIES INDUSTRY - 0.1%
Lehman Brothers Holdings, Inc.   383,020  9,815
Nomura Securities Co. Ltd.   509,000  11,026
  20,841
TOTAL FINANCE   1,840,741
HEALTH - 15.0%
DRUGS & PHARMACEUTICALS - 7.7%
Allergan, Inc.   2,944,000  97,888
American Home Products Corp.   1,755,000  179,010
Astra AB:
Class A Free shares  1,450,000  58,942
 Class B Free shares  148,720  5,970
Bristol-Myers Squibb Co.   1,350,300  119,502
COR Therapeutics, Inc. (a)  517,000  5,364
Genentech, Inc. special (a)  1,701,500  91,668
Glaxo PLC sponsored ADR  800,000  23,300
Lilly (Eli) & Co.   558,866  32,135
Merck & Co., Inc.   1,750,000  122,938
Pharmacia & Upjohn, Inc.   3,268,350  136,862
Pfizer, Inc.   2,165,400  148,871
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Schering-Plough Corp.   1,673,800 $ 90,594
Scios, Inc.   795,000  4,273
SmithKline Beecham PLC ADR  2,000,000  112,500
Warner-Lambert Co.   154,800  14,513
  1,244,330
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Bausch & Lomb, Inc.   2,462,000  95,710
Baxter International, Inc.   3,652,600  166,193
Beckman Instruments, Inc.   628,800  22,008
Becton, Dickinson & Co.   376,300  32,503
Boston Scientific Corp. (a)  1,161,095  59,506
Guidant Corp.   889,125  40,789
Johnson & Johnson  1,215,300  116,669
McKesson Corp.  762,700  38,135
Medtronic, Inc.   826,200  47,197
Pall Corp.   3,170,100  85,593
St. Jude Medical, Inc. (a)  2,984,650  131,697
  836,000
MEDICAL FACILITIES MANAGEMENT - 2.2%
Columbia/HCA Healthcare Corp.   1,436,177  79,887
FHP International Corp. (a)  442,500  12,777
PacifiCare Health Systems, Inc. (a)  20,500  1,855
Tenet Healthcare Corp. (a)  4,852,400  103,720
United HealthCare Corp.   2,461,400  154,761
U.S. Healthcare, Inc.   125,500  6,087
  359,087
TOTAL HEALTH   2,439,417
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc.  2,040,760  36,734
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 3.7%
Alcatel Alsthom Cie Generale d'Electricite SA  185,000  16,892
American Superconductor Corp. (a)  304,750  4,190
Duracell International, Inc.   196,500  9,776
Emerson Electric Co.   201,400  16,867
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
General Electric Co.   6,604,000 $ 506,857
Mitsubishi Electric Co. Ord.   33,000  239
Oak Industries, Inc. (a)(c)  1,119,700  25,753
Omron Corp.   849,000  18,708
Scientific-Atlanta, Inc.   541,000  8,521
  607,803
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   34,200  2,202
Cooper Industries, Inc.   670,776  25,238
Stanley Works  322,800  16,624
  44,064
POLLUTION CONTROL - 0.8%
Browning-Ferris Industries, Inc.   1,199,400  35,382
WMX Technologies, Inc.   3,222,700  96,278
Wheelabrator Technologies, Inc.   343,300  5,536
  137,196
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   789,063
MEDIA & LEISURE - 3.3%
BROADCASTING - 0.4%
Comcast Corp. Class A special  1,681,300  33,836
Infinity Broadcasting Corp. (a)  38,123  1,515
TCI Group Class A  1,050,000  22,181
U.S. Satellite Broadcasting Co., Inc. Class A  17,000  459
  57,991
ENTERTAINMENT - 0.0%
Disney (Walt) Co.   60,500  3,887
LEISURE DURABLES & TOYS - 0.4%
Hasbro, Inc.   1,514,600  62,856
LODGING & GAMING - 1.8%
Aztar Corp. (a)(c)  2,298,200  19,247
Circus Circus Enterprises, Inc. (a)  107,500  3,427
Hilton Hotels Corp.   1,315,500  102,280
ITT Corp.  2,854,400  158,419
Mirage Resorts, Inc. (a)  313,300  12,219
President Riverboat Casinos, Inc. (a)  1,200,000  1,650
  297,242
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.2%
Times Mirror Co. Class A  1,124,400 $ 34,856
RESTAURANTS - 0.5%
Brinker International, Inc. (a)  1,135,800  14,623
Darden Restaurants, Inc.   5,041,000  57,972
Starbucks Corp. (a)  855,900  14,336
  86,931
TOTAL MEDIA & LEISURE   543,763
NONDURABLES - 12.0%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   348,100  17,753
BEVERAGES - 1.9%
Anheuser-Busch Companies, Inc.   1,170,000  81,315
PepsiCo, Inc.   3,897,000  232,359
  313,674
FOODS - 2.7%
ConAgra, Inc.   1,016,300  46,623
General Mills, Inc.   961,000  55,258
Kellogg Co.   1,273,000  97,544
Nestle SA (Reg.)  20,000  21,019
RalCorp Holdings, Inc. (a)(c)  1,905,166  51,201
Ralston Purina Co.   1,160,607  74,714
Sysco Corp.   2,104,500  67,344
Tyson Foods, Inc.   14,100  367
Universal Foods Corp.   367,000  14,174
  428,244
HOUSEHOLD PRODUCTS - 1.5%
Avon Products, Inc.   200,000  15,800
Clorox Co.   48,100  3,974
Colgate-Palmolive Co.   29,000  2,146
Helene Curtis Industries, Inc.   272,500  15,873
Premark International, Inc.   372,700  19,287
Procter & Gamble Co.   490,000  41,099
Rubbermaid, Inc.   2,248,100  63,790
Tambrands, Inc.   1,067,100  52,421
Unilever NV ADR  208,000  30,134
  244,524
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 5.8%
Philip Morris Companies, Inc.   7,421,200 $ 690,172
RJR Nabisco Holdings Corp.   4,889,746  158,917
Seita    385,000  14,811
UST, Inc.   2,454,300  82,526
  946,426
TOTAL NONDURABLES   1,950,621
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   370,500  20,748
Santa Fe Pacific Gold Corp.   1,612,240  26,400
  47,148
RETAIL & WHOLESALE - 5.4%
APPAREL STORES - 0.5%
Gap, Inc.   453,200  21,357
Limited, Inc. (The)  2,911,000  48,759
TJX Companies, Inc.   879,200  16,595
  86,711
DRUG STORES - 1.3%
Revco (D.S.), Inc. (a)  1,990,093  55,971
Rite Aid Corp.   2,845,400  91,408
Walgreen Co.   2,001,500  69,802
  217,181
GENERAL MERCHANDISE STORES - 1.7%
Carson Pirie Scott & Co. (a)(c)  1,644,874  29,402
Dayton Hudson Corp.   358,200  26,775
Federated Department Stores, Inc. (a)  1,328,430  35,868
May Department Stores Co. (The)  1,075,700  47,869
Price/Costco, Inc. (a)  1,526,600  23,853
Sears, Roebuck & Co.   560,500  23,261
Wal-Mart Stores, Inc.   4,452,000  90,710
  277,738
GROCERY STORES - 0.6%
Kroger Co. (The) (a)  721,326  25,066
Safeway, Inc. (a)  1,420,200  36,215
Stop & Shop Companies, Inc. (a)  1,472,300  35,703
  96,984
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.3%
BT Office Products International, Inc. (a)  180,000 $ 2,790
Home Depot, Inc. (The)  3,639,400  167,412
Officemax, Inc. (a)  554,450  12,752
Petsmart, Inc.   63,900  1,949
Tandy Corp.   588,400  22,506
  207,409
TOTAL RETAIL & WHOLESALE   886,023
SERVICES - 1.9%
PRINTING - 0.3%
Deluxe Corp.   660,300  19,396
Valassis Communications, Inc. (a)  1,922,400  32,441
  51,837
SERVICES - 1.6%
ADT Ltd.   5,222,700  75,729
BET PLC Ord.   1,563,600  3,098
Block (H & R), Inc.   864,800  31,890
Jostens, Inc.   1,087,500  25,013
Loewen Group, Inc.   1,360,000  38,126
Service Corp. International  543,600  23,579
Western Atlas, Inc. (a)  1,080,700  57,817
  255,252
TOTAL SERVICES   307,089
TECHNOLOGY - 4.9%
COMMUNICATIONS EQUIPMENT - 0.5%
Cisco Systems, Inc. (a)  767,000  63,853
General Instrument Corp. (a)  638,700  14,610
  78,463
COMPUTER SERVICES & SOFTWARE - 2.1%
Automatic Data Processing, Inc.   1,650,200  65,802
Ceridian Corp. (a)  1,562,300  70,304
First Data Corp.   1  -
General Motors Corp. Class E  2,992,500  166,084
Information Resources, Inc. (a)(c)   2,000,000  27,500
Reuters Holdings PLC ADR Class B  110,000  6,174
  335,864
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Canon, Inc.   959,000 $ 18,088
Diebold, Inc.   99,300  5,548
Digital Equipment Corp. (a)  514,000  37,201
International Business Machines Corp.   1,003,000  109,076
Pitney Bowes, Inc.   2,015,700  91,210
Silicon Graphics, Inc.   474,300  13,340
Sun Microsystems, Inc. (a)  134,000  6,164
Wang Laboratories, Inc. (a)  237,900  4,431
  285,058
ELECTRONICS - 0.1%
AMP, Inc.   528,100  20,596
Intel Corp.   95,100  5,253
  25,849
PHOTOGRAPHIC EQUIPMENT - 0.5%
Polaroid Corp.   1,695,200  76,072
TOTAL TECHNOLOGY   801,306
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 0.2%
AMR Corp.   68,400  5,198
Southwest Airlines Co.   1,216,200  31,621
  36,819
RAILROADS - 1.1%
Burlington Northern Santa Fe Corp.   832,519  68,162
CSX Corp.   1,225,800  56,846
Union Pacific Corp.   699,300  46,591
  171,599
TOTAL TRANSPORTATION   208,418
UTILITIES - 7.3%
CELLULAR - 0.1%
AirTouch Communications, Inc. (a)   395,800  11,181
Vodafone Group PLC sponsored ADR  97,700  3,493
  14,674
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.3%
Allegheny Power System, Inc.   257,800 $ 7,798
American Electric Power Co., Inc.   180,800  8,000
Boston Edison Co.   126,500  3,716
Duke Power Co.   100,000  4,975
Entergy Corp.  728,300  21,576
NIPSCO Industries, Inc.   87,700  3,344
Texas Utilities Co.   167,400  6,842
  56,251
GAS - 0.1%
Consolidated Natural Gas Co.   234,200  10,539
TELEPHONE SERVICES - 6.8%
AT&T Corp.   1,126,300  75,321
Ameritech Corp.  3,595,200  216,161
Bell Atlantic Corp.   1,547,800  106,605
BellSouth Corp.   1,595,900  68,424
Cincinnati Bell, Inc.   780,600  25,370
Frontier Corp.   3,515,700  104,592
GTE Corp.   1,637,600  75,330
Koninklijke Ptt Nederland NV  926,100  35,534
NYNEX Corp.   2,827,000  151,598
SBC Communications, Inc.   3,539,700  200,436
WorldCom, Inc. (a)  1,385,200  50,733
  1,110,104
TOTAL UTILITIES   1,191,568
TOTAL COMMON STOCKS
(Cost $10,794,182)   14,439,645
CONVERTIBLE PREFERRED STOCKS - 0.1%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
International Paper $2.625 (d)  150,000  7,163
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 0.0%
INSURANCE - 0.0%
Allstate Corp. exchangeable $2.30  90,000 $ 3,993
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,560)   11,156
CORPORATE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS (B) AMOUNT (000S)
CONVERTIBLE BONDS - 0.5%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property exchangeable 8%, 7/1/01  - $ 1,591  1,748
FINANCE - 0.2%
BANKS - 0.2%
Bank of New York Co., Inc. 7 1/2%, 8/15/01  A3  14,872  38,890
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Roche Holdings, Inc. liquid yield option
notes 0%, 4/20/10 (d)  -  72,400  32,309
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
Baby Superstore, Inc. 4 7/8%, 10/1/00  B3  6,375  6,726
GROCERY STORES - 0.0%
Food Lion, Inc. 5%, 6/1/03 (d)  A3  6,700  6,591
TOTAL RETAIL & WHOLESALE   13,317
TOTAL CONVERTIBLE BONDS   86,264
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 0.3%
DURABLES - 0.0%
TEXTILES & APPAREL - 0.0%
Westpoint Stevens, Inc. 8 3/4%, 12/15/01  B1 $ 4,010 $ 4,070
HEALTH - 0.2%
MEDICAL FACILITIES MANAGEMENT - 0.2%
Tenet Healthcare Corp. 10 1/8%, 3/1/05  Ba3  23,000  25,761
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Citicasters, Inc. 9 3/4%, 2/15/04  B-  6,250  6,375
SCI Television, Inc. secured 11%, 6/30/05  B2  7,250  7,748
TOTAL MEDIA & LEISURE   14,123
TOTAL NONCONVERTIBLE BONDS   43,954
TOTAL CORPORATE BONDS
(Cost $108,012)   130,218
U.S. TREASURY OBLIGATIONS - 2.5%
U.S. Treasury Bills, yield at date of purchase
5.22%, 3/21/96  -  400,000  397,472
8 1/8%, 8/15/19   Aaa  10,000  12,481
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $407,393)   409,953
REPURCHASE AGREEMENTS - 7.9%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 1/31/96 due 2/1/96  $ 1,281,046  1,280,837
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,600,984)  $ 16,271,809
LEGEND
(1.) Non-income producing
(2.) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(3.) Affiliated company (see Note 7 of Notes to Financial Statements).
(4.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $46,063,000 or 0.3% of net assets.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $12,605,375,000. Net unrealized appreciation aggregated $3,666,434,000, of which $3,755,881,000 related to appreciated investment securities and $89,447,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 16,271,809
agreements of $1,280,837) (cost $12,600,984) -
See accompanying schedule

Receivable for investments sold                                                            43,971

Receivable for fund shares sold                                                            91,705

Dividends receivable                                                                       22,510

Interest receivable                                                                        2,702

Other receivables                                                                          17,746

 TOTAL ASSETS                                                                              16,450,443

LIABILITIES

Payable for investments purchased                                             $ 301,513

Payable for fund shares redeemed                                               18,049

Accrued management fee                                                         6,420

Other payables and accrued expenses                                            3,842

Collateral on securities loaned, at value                                      39,000

 TOTAL LIABILITIES                                                                         368,824

NET ASSETS                                                                                $ 16,081,619

Net Assets consist of:

Paid in capital                                                                           $ 12,165,278

Undistributed net investment income                                                        6,954

Accumulated undistributed net realized gain (loss) on                                      238,581
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              3,670,806
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 575,460 shares outstanding                                                $ 16,081,619

NET ASSET VALUE, offering price and redemption price per                                   $27.95
share ($16,081,619 (divided by) 575,460 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 136,107
Dividends (including $1,783 received from affiliated
issuers)

Interest (including income on securities loaned of $178)                           37,466

 TOTAL INCOME                                                                      173,573

EXPENSES

Management fee                                                       $ 34,441

Transfer agent fees                                                   14,577

Accounting and security lending fees                                  397

Non-interested trustees' compensation                                 43

Custodian fees and expenses                                           172

Registration fees                                                     995

Audit                                                                 64

Legal                                                                 41

Miscellaneous                                                         6

 Total expenses before reductions                                     50,736

 Expense reductions                                                   (922)        49,814

NET INVESTMENT INCOME                                                              123,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of             418,296
$1,026 on sales of investments in affiliated issuers)

 Foreign currency transactions                                        4,931        423,227

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                1,575,036

 Assets and liabilities in foreign currencies                         39           1,575,075

NET GAIN (LOSS)                                                                    1,998,302

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 2,122,061
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED JANUARY    JULY 31,
                                                          31,1996          1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 123,759        $ 220,509
Net investment income

 Net realized gain (loss)                                  423,227          462,592

 Change in net unrealized appreciation (depreciation)      1,575,075        1,412,882

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,122,061        2,095,983
FROM OPERATIONS

Distributions to shareholders                              (144,195)        (175,942)
From net investment income

 From net realized gain                                    (453,161)        (508,140)

 TOTAL DISTRIBUTIONS                                       (597,356)        (684,082)

Share transactions                                         3,062,748        3,118,020
Net proceeds from sales of shares

 Reinvestment of distributions                             583,649          667,970

 Cost of shares redeemed                                   (1,195,547)      (1,849,027)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,450,850        1,936,963
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,975,555        3,348,864

NET ASSETS

 Beginning of period                                       12,106,064       8,757,200

 End of period (including undistributed net investment    $ 16,081,619     $ 12,106,064
income of $6,954 and $27,390, respectively)

OTHER INFORMATION
Shares

 Sold                                                      116,340          136,992

 Issued in reinvestment of distributions                   22,698           30,753

 Redeemed                                                  (45,855)         (80,408)

 Net increase (decrease)                                   93,183           87,337


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY 31,
      ENDED JANUARY
      31, 1996

      (UNAUDITED)      1995                   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 25.10    $ 22.17    $ 21.90   $ 21.34   $ 19.92   $ 17.10
beginning of period

Income from
Investment
Operations

 Net investment                 .24        .43        .45       .53       .50       .46
 income

 Net realized                   3.79       4.14       1.07      3.02      1.94      3.10
 and unrealized
 gain (loss)

 Total from                     4.03       4.57       1.52      3.55      2.44      3.56
investment
 operations

Less Distributions              (.28)      (.40)      (.48)     (.59)     (.38)     (.52)
From net
investment
 income

 From net realized              (.90)      (1.24)     (.77)     (2.40)    (.64)     (.22)
 gain

 Total distributions            (1.18)     (1.64)     (1.25)    (2.99)    (1.02)    (.74)

Net asset value,               $ 27.95    $ 25.10    $ 22.17   $ 21.90   $ 21.34   $ 19.92
end of period

TOTAL RETURN B, C               16.53%     21.95%     7.08%     19.10     12.75     21.89
                                                               %         %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 16,082   $ 12,106   $ 8,757   $ 6,646   $ 4,199   $ 2,686
period (in millions)

Ratio of expenses to            .75% A     .78%       .83%      .83       .86       .87
average net assets                                             %         %         %

Ratio of expenses to            .73% A,    .77%       .82%      .83       .86       .87
average net assets              E         E          E         %         %         %
after expense
reductions

Ratio of net                    1.82% A    2.21%      2.09%     2.67      2.49      2.62
investment income                                              %         %         %
to average net
assets

Portfolio turnover rate         49% A      67%        92%       87        221       215
                                                               %         %         %


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,345,868,000 and $3,071,183,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $980,000 on sales of shares of the fund. Effective October 20, 1995, the fund's 3% sales charge was eliminated.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .21% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,309,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $37,800,000 and $39,000,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $569,000 under this arrangement.
In addition, the fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $353,000 under this arrangement.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
DOLLAR AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Aztar Corp.  $ 2,453 $ 2,635 $ - $ 19,247
CBL & Associates Properties, Inc.   7,425  -  1,355  25,752
Carson Pirie Scott & Co.   1,792  -  -  29,402
Ferro Corp.   -  -  428  39,823
Information Resources, Inc.   7,410  -  -  27,500
Oak Industries, Inc.   4,661  -  -  25,753
RalCorp Holdings, Inc.   2,548  -  -  51,201
TOTALS  $ 26,289 $ 2,635 $ 1,783 $ 218,678
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Steven Kaye, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
OTC
PORTFOLIO
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   29   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  33   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   PAST 5    PAST 10
                                  MONTHS   YEAR     YEARS     YEARS

OTC                               3.22%    38.20%   131.04%   301.87%

OTC (incl. 3% sales charge)       0.12%    34.06%   124.11%   289.82%

NASDAQ                            6.34%    41.77%   171.10%   261.56%

Mid-Cap Funds Average             6.24%    33.28%   129.75%   278.64%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite Index - a common proxy for over-the-counter stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of 119 mid-cap funds with similar objectives tracked by Lipper Analytical Services over the past six months. Unlike most other funds in this category, this fund invests in large companies as well as small ones. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 1   PAST 5   PAST 10
                                  YEAR     YEARS    YEARS

OTC                               38.20%   18.23%   14.92%

OTC (incl. 3% sales charge)       34.06%   17.51%   14.57%

NASDAQ                            41.77%   22.07%   13.71%

Mid-Cap Funds Average             33.28%   17.84%   13.83%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                       OTC Portfolios (093NASDAQ w/Wilshire
              01/31/86            9700.00          10000.00
              02/28/86           10405.04          10721.64
              03/31/86           10928.14          11188.09
              04/30/86           11172.63          11456.47
              05/31/86           11445.55          11977.68
              06/30/86           11542.20          12151.68
              07/31/86           10547.19          11142.53
              08/31/86           11070.28          11501.35
              09/30/86            9938.80          10548.56
              10/31/86           10426.58          10866.13
              11/30/86           10267.30          10801.06
              12/31/86           10089.64          10533.93
              01/31/87           11333.23          11852.70
              02/28/87           12546.20          12861.12
              03/31/87           12515.57          13028.20
              04/30/87           12374.67          12671.21
              05/31/87           12484.94          12646.59
              06/30/87           12736.11          12907.61
              07/31/87           13348.71          13233.78
              08/31/87           13973.57          13858.20
              09/30/87           13887.81          13547.55
              10/31/87            9703.70           9872.87
              11/30/87            9115.60           9333.83
              12/31/87           10250.73          10122.63
              01/31/88           10614.83          10572.33
              02/29/88           11322.02          11271.36
              03/31/88           11581.09          11522.62
              04/30/88           11931.18          11679.06
              05/31/88           11826.15          11421.24
              06/30/88           12610.36          12186.58
              07/31/88           12568.35          11975.59
              08/31/88           12267.27          11657.04
              09/30/88           12736.40          12017.93
              10/31/88           12729.40          11870.70
              11/30/88           12316.29          11544.54
              12/31/88           12593.48          11868.87
              01/31/89           13405.50          12505.03
              02/28/89           13369.88          12472.09
              03/31/89           13953.97          12707.53
              04/30/89           14637.78          13374.59
              05/31/89           15293.10          13974.05
              06/30/89           15257.48          13650.44
              07/31/89           15927.04          14249.12
              08/31/89           16639.35          14754.24
              09/30/89           16734.35          14884.69
              10/31/89           16170.11          14358.55
              11/30/89           16318.59          14390.89
              12/31/89           16420.94          14368.88
              01/31/90           15255.01          13154.96
              02/28/90           15678.98          13490.71
              03/31/90           16274.18          13817.19
              04/30/90           15801.28          13345.52
              05/31/90           16836.77          14600.19
              06/30/90           16869.38          14724.68
              07/31/90           16649.24          13977.49
              08/31/90           15214.24          12177.29
              09/30/90           14376.93          11023.38
              10/31/90           14073.73          10572.54
              11/30/90           15050.72          11527.65
              12/31/90           15640.76          12020.57
              01/31/91           16872.44          13336.63
              02/28/91           18180.06          14605.90
              03/31/91           19200.84          15567.16
              04/30/91           19167.10          15663.66
              05/31/91           20103.52          16373.13
              06/30/91           19133.35          15414.81
              07/31/91           20483.15          16279.25
              08/31/91           21562.98          17064.41
              09/30/91           21373.49          17121.90
              10/31/91           22302.77          17663.77
              11/30/91           21248.40          17061.54
              12/31/91           23329.66          19113.60
              01/31/92           24337.04          20236.74
              02/29/92           24384.11          20688.69
              03/31/92           23602.69          19737.93
              04/30/92           22906.00          18937.10
              05/31/92           23235.52          19173.54
              06/30/92           22727.12          18481.91
              07/31/92           23207.27          19066.44
              08/31/92           22632.98          18504.66
              09/30/92           23331.54          19186.13
              10/31/92           24200.97          19926.42
              11/30/92           25909.15          21512.66
              12/31/92           26815.06          22331.17
              01/31/93           26992.78          22991.10
              02/28/93           25936.91          22167.15
              03/31/93           26835.97          22827.48
              04/30/93           26051.90          21898.62
              05/31/93           26752.34          23214.75
              06/30/93           26783.70          23349.47
              07/31/93           27076.42          23396.16
              08/31/93           27578.22          24684.61
              09/30/93           28336.15          25369.82
              10/31/93           28709.89          25940.84
              11/30/93           27951.09          25136.58
              12/31/93           29049.69          25905.94
              01/31/94           29831.89          26718.69
              02/28/94           29519.01          26476.24
              03/31/94           28339.69          24861.49
              04/30/94           27557.49          24563.31
              05/31/94           27413.09          24632.08
              06/30/94           26402.24          23676.20
              07/31/94           26979.87          24243.13
              08/31/94           28327.66          25726.29
              09/30/94           28399.86          25706.43
              10/31/94           29049.69          26175.68
              11/30/94           28099.01          25286.21
              12/31/94           28266.68          25367.67
              01/31/95           28205.95          25503.51
              02/28/95           29687.91          26831.49
              03/31/95           30683.99          27652.38
              04/30/95           31971.60          28585.58
              05/31/95           32882.64          29310.63
              06/30/95           35433.57          31672.86
              07/31/95           37765.84          34000.33
              08/31/95           38251.74          34671.03
              09/30/95           38803.77          35496.33
              10/31/95           38593.35          35270.67
              11/30/95           39286.50          36083.97
              12/31/95           39071.74          35869.10
              01/31/96           38981.57          36155.54

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity OTC Portfolio on January 31, 1986 and paid a 3% sales charge. As the chart shows, by January 31, 1996, the value of your investment would have grown to $38,982 - a 289.82% increase on your initial investment. For comparison, look at how the NASDAQ did over the same period. The same $10,000 investment would have grown to $36,156 - a 261.56% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Abigail Johnson, Portfolio Manager of Fidelity OTC
Portfolio
Q. ABBY, HOW DID THE FUND PERFORM?
A. The fund's performance slowed toward the end of 1995. The fund had a total return of 3.22% for the six months ended January 31, 1996. That lagged the fund's benchmark - the NASDAQ Composite Index - which returned 6.34% during the same period. For the 12 months ended January 31, 1996, the fund rose 38.20%, compared to 41.77% for the index.
Q. WHY DID THE FUND TRAIL THE INDEX DURING THE PERIOD?
A. A couple of reasons come to mind. First, the fund was still overweighted in technology stocks relative to the index when their performance began to slip in the fall. I did reduce the fund's exposure to the sector - which had produced strong gains for the fund during 1995 - from 42.6% to 28.0% over the past six months. As I searched for appropriate stocks in which to invest the proceeds of those sales, the fund's cash position grew. It was nearly 16% on January 31, 1996; typically, that figure is 10% or less. That slowed the fund's performance somewhat relative to the OTC market toward the end of the period. In addition, what the fund didn't own affected relative performance. The fund wasn't heavily invested in some of the strongest performing Internet and biotech stocks during the period. Some of these stocks posted extraordinary gains. However, the Internet stocks as a group were extremely expensive, while some of the smaller biotech companies represented speculative "concept" stocks - built on dreams of new products that may never make it to market. I wasn't comfortable with the high level of risk inherent in these stocks.
Q. YOU MENTIONED CUTTING BACK ON TECHNOLOGY. WHAT FACTORS NEGATIVELY AFFECTED THESE STOCKS DURING THE PERIOD?
A. First, their valuations - prices relative to earnings - had risen to high levels. Second, signs of excess inventory of personal computers and memory computer chips began to appear in the fall. These have been key indicators of the overall health of the sector in past technology cycles. Because the earnings prospects for some technology companies quickly deteriorated, I took some profits and reduced the fund's exposure.
Q. DID ALL TECHNOLOGY STOCKS MOVE IN TANDEM?
A. No. We've actually seen a real divergence among the different industries that make up the sector. For example, companies that manufacture computer networking equipment generally have seen steadier earnings growth and have tended to be less cyclical than those in the PC and semiconductor industries. There's been a tremendous demand for more computer network capacity, which has helped fuel strong profits for companies such as Cisco Systems.
Q. YOU'VE CUT BACK THE FUND'S INVESTMENT IN THE LARGEST SOFTWARE COMPANY OF THEM ALL, MICROSOFT . . .
A. I did lock in some of the strong gains Microsoft made during 1995. I had concerns that the stock's valuation was getting excessive, and there remained some big question marks in the company's future. For example, Windows NT has done well, but still was only a small part of Microsoft's business at the end of the period. However, Microsoft is a very powerful player in the software industry, and it remained the fund's second largest holding on January 31.
Q. ALTHOUGH IT REMAINED THE FUND'S LARGEST INVESTMENT AT THE END OF THE PERIOD, YOU ALSO REDUCED THE FUND'S STAKE IN MICROPROCESSOR MANUFACTURER INTEL. WERE THE REASONS SIMILAR?
A. They were. Intel's stock had posted strong advances, and I took some profits. And like Microsoft, I had some concerns about the company's business prospects going forward. I've already mentioned the slowdown in PC sales near the end of the year. But the big picture for Intel revolves around the company's product cycles. The company recently announced it will launch the "Pentium Pro" - its newest chip -sooner than expected. It seems the period of time between each new generation of microprocessor has been shrinking, yet it costs the same amount or more to launch each new product. Therein lies the concern: investors, including myself, are worried that these compressed product cycles could negatively affect profitability. However, it's difficult to count Intel out because it has dominated its industry.
Q. WHAT OTHER SECTORS AFFECTED THE FUND'S PERFORMANCE RECENTLY?
A. I mentioned not owning some of the very small biotech companies. But those that the fund did own - larger stocks such as Amgen - boosted performance. Amgen is one of the few biotech companies that actually has products in the marketplace that can help produce a solid earnings stream. In addition, health care stocks - which grew from 8.3% of the fund to 10.1% over the past six months - generally were strong performers. I look for companies that have products that have the potential to help the medical community improve patient outcomes and keep costs down.
Q. YOU ALSO INCREASED THE FUND'S WEIGHTING IN FINANCIAL STOCKS DURING THE PERIOD, FROM 8.0% TO 11.2%. WHERE DID YOU FIND OPPORTUNITIES?
A. Regional banks such as Northern Trust and Union Bank of San Francisco benefited from falling interest rates, solid loan growth and better-than-average balance sheets. In addition, the valuations of these stocks were driven higher by the takeover mania that has swept the banking industry. As the period progressed, I cut back somewhat on the regional banks and moved more heavily into insurance stocks, which I felt also could benefit from lower interest rates. Life USA Holding, Ohio Casualty and Mercury General are examples.
Q. WHAT WILL BE THE KEYS TO THE FUND'S PERFORMANCE AS 1996 PROGRESSES?
A. I'm concerned about corporate earnings. I think many companies - especially in the technology sector - will have difficulty matching 1995's powerful earnings growth rates. That's mainly because of the sluggish U.S. economy and the stronger U.S. dollar. Many technology companies produce more than half of their sales overseas. Last year's weak dollar produced favorable currency exchange rates, which positively affected earnings. I would caution shareholders to temper their expectations in light of the strength of the OTC market over the past 12 months. It's important to remember that yearly returns that top 30% are far and away the historical exception; the norm is far less.
FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing mainly
in equity securities traded on
the over-the-counter market
START DATE: December 31,
1984
SIZE: as of January 31,
1996, more than $2.3 billion
MANAGER: Abigail Johnson,
since April 1994; manager,
Fidelity Dividend Growth
Fund, 1993-1994; Fidelity
Select Developing
Communications Portfolio,
1991-1993; Fidelity Select
Telecommunications
Portfolio, 1991-1992; Fidelity
Select Industrial Equipment
Portfolio, 1988-1991; joined
Fidelity in 1988
(checkmark)
ABIGAIL JOHNSON ON THE RECENT
ENVIRONMENT FOR SMALL- AND
MID-CAPITALIZATION STOCKS:
"The stocks of small- and
medium-sized companies
generally have lagged those
of larger companies for quite
some time now. For example,
for the three years ended
January 31, 1996, the Dow
Jones Industrial Average -
which measures the
performance of 30 large-cap
industrial companies - rose
76.46%, while the NASDAQ
index - which includes many
small- and mid-cap
companies - rose 57.26%.
Historically, small stocks have
tended to outperform large
stocks over longer periods,
but large companies generally
offer steadier earnings
growth, which attracts
investors during certain
economic and market cycles.
I have gone with the flow
somewhat, and increased the
fund's holdings in some larger
stocks over the past year.
While they've performed well,
the nucleus of the fund is still
small- and mid-cap stocks,
which dominate the OTC
market."

(solid bullet)  The fund had roughly a
12% stake in cyclical stocks
at the end of the period. The
earnings of these stocks
tend to improve as the
economy expands. Examples
included railroad company
Wisconsin Central and
manufacturing conglomerate
Pentair.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1996
                              % OF FUND'S    % OF FUND'S
                              INVESTMENTS    INVESTMENTS
                                             IN THESE STOCKS
                                             6 MONTHS AGO

Intel Corp.                   3.6            6.1

Microsoft Corp.               1.8            5.2

Amgen, Inc.                   1.6            0.8

Oracle Systems Corp.          1.4            1.5

MCI Communications Corp.      1.3            0.9

Cisco Systems, Inc.           1.1            0.6

WorldCom, Inc.                1.1            0.6

General Electric Co.          1.0            0.0

Glenayre Technologies, Inc.   0.9            0.5

TCI Group Class A             0.8            0.0

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Technology                         28.0           42.6

Finance                            11.2           8.0

Health                             10.1           8.3

Utilities                          5.9            4.3

Industrial Machinery & Equipment   4.8            3.6

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 16.0
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 30.5
Row: 1, Col: 4, Value: 50.0
Row: 1, Col: 1, Value: 9.6
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 48.4
Stocks 81.1%
Bonds 2.9%
Short-term
investments 16.0%
FOREIGN
INVESTMENTS 5.3%
Stocks 90.2%
Bonds 0.2%
Short-term
investments 9.6%
FOREIGN
INVESTMENTS 4.3%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 81.1%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.5%
C A E Industries Ltd.   200,000 $ 1,511
Greenwich Air Services, Inc.   54,100  1,210
McDonnell Douglas Corp.   100,000  8,900
  11,621
DEFENSE ELECTRONICS - 0.1%
Loral Corp.   50,000  2,312
Trimble Navigation Ltd. (a)  62,800  1,005
  3,317
TOTAL AEROSPACE & DEFENSE   14,938
BASIC INDUSTRIES - 1.6%
CHEMICALS & PLASTICS - 0.8%
AEP Industries, Inc.   24,000  528
Carbide/Graphite Group, Inc. (The) (a)  2,500  40
First Mississippi Corp.  130,000  3,201
Fuller (H.B.) Co.   100,000  3,625
OM Group, Inc.   173,100  5,712
PT Tri Polyta Indonesia sponsored ADR  29,000  421
Petrolite Corp.  43,300  1,180
Union Carbide Corp.   100,000  4,213
  18,920
IRON & STEEL - 0.1%
Schnitzer Steel, Inc. Class A  113,600  3,436
METALS & MINING - 0.3%
Stillwater Mining Co. (a)  134,900  2,782
Stillwater Mining Co. (a)(d)  200,000  4,125
  6,907
PAPER & FOREST PRODUCTS - 0.4%
Pentair, Inc.   171,900  9,025
TOTAL BASIC INDUSTRIES   38,288
CONSTRUCTION & REAL ESTATE - 1.8%
BUILDING MATERIALS - 0.3%
Hoganas AB Class B Free shares  93,000  2,359
National House Industrial Co. Ltd.  153,000  2,757
Thermo Power Corp. (a)  100,200  1,516
  6,632
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 1.1%
American Homestar Corp. (a)  103,750 $ 1,777
Redman Industries, Inc. (a)  138,800  4,806
Schuler Homes, Inc. (a)  167,800  1,363
Sekisui House Ltd.   238,000  3,022
Southern Energy Homes, Inc. (a)  183,125  3,022
Sumitomo Forestry Co. Ltd. (a)  197,000  3,182
Toll Brothers, Inc. (a)  180,000  3,510
U.S. Home Corp. (a)  200,000  5,600
  26,282
REAL ESTATE - 0.1%
Price Enterprises, Inc.  200,000  3,050
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Inns, Inc.   300,000  3,825
RFS Hotel Investors, Inc.  105,000  1,864
  5,689
TOTAL CONSTRUCTION & REAL ESTATE   41,653
DURABLES - 1.5%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Jason, Inc. (a)  82,000  543
Masland Corp.   100,000  1,388
PACCAR, Inc.   137,900  6,309
Tower Automotive, Inc. (a)  100,000  1,513
  9,753
CONSUMER ELECTRONICS - 0.1%
Sony Corp. ADR  3,600  223
Sony Corp.   46,400  2,838
  3,061
HOME FURNISHINGS - 0.4%
Haverty Furniture Companies, Inc.   279,300  3,456
Ladd Furniture, Inc.   30,033  420
Miller (Herman), Inc.   100,000  3,200
Stanley Furniture (a)  200,000  1,800
  8,876
TEXTILES & APPAREL - 0.6%
Justin Industries, Inc.   381,000  4,143
Mohawk Industries, Inc. (a)  163,100  2,222
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
TEXTILES & APPAREL - CONTINUED
Sam & Libby, Inc. (a)  30,048 $ 28
Westpoint Stevens, Inc. Class A (a)  423,000  8,143
  14,536
TOTAL DURABLES   36,226
ENERGY - 1.2%
ENERGY SERVICES - 0.3%
Global Industries Ltd. (a)  194,800  2,751
Noble Drilling Corp. (a)  235,000  2,306
Offshore Logistics, Inc. (a)  154,950  1,937
  6,994
OIL & GAS - 0.9%
Barrett Resources Corp. (a)  100,000  2,550
Belden & Blake Corp. (a)  150,000  2,437
Cairn Energy USA, Inc. (a)  100,000  1,400
Chesapeake Energy Corp. (a)  195,000  9,019
Flores & Rucks, Inc.  (a)  227,000  3,320
Petroleum Geo-Services AS sponsored ADR (a)  25,000  538
TransTexas Gas Corp. (a)  95,000  1,116
Union Pacific Resources Group, Inc.   48,000  1,248
  21,628
TOTAL ENERGY   28,622
FINANCE - 11.2%
BANKS - 4.9%
Bank of New Hampshire Corp.   110,000  4,262
BanPonce Corp.   281,761  11,517
Boatmen's Bancshares, Inc.   137,100  5,878
CCB Financial Corp.   52,800  2,759
Central Fidelity Banks, Inc.   25,000  791
Commerce Bancorp, Inc.   105,000  2,179
Dauphin Deposit Corp.   39,900  1,117
Deposit Guaranty Corp.   25,000  1,075
Fifth Third Bancorp  330,450  15,634
First American Corp.   77,258  3,689
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
First Commerce Bancshares, Inc.   115,600 $ 2,312
First Commerce Bancshares, Inc. Class B  445,900  6,911
First Security Corp.   125,000  4,594
First Tennessee National Corp.   40,000  2,440
Fleet Financial Group, Inc.   98,400  3,936
HUBCO, Inc.   32,470  727
Liberty Bancorporation, Inc.   69,700  2,588
Meridian Bancorp, Inc.   53,833  2,584
Northern Trust Corp.   117,850  6,246
Peoples Heritage Financial Group, Inc.   150,000  3,000
Regions Financial Corp.   98,200  4,137
Southern National Corp.   114,511  3,335
Trans Financial Bancorp, Inc.   60,000  953
Union Bank of San Francisco  163,600  9,325
Union Planters Corp.   20,916  638
U.S. Bancorp  144,100  4,737
Zions Bancorporation  122,200  9,348
  116,712
CREDIT & OTHER FINANCE - 0.3%
Greenpoint Financial Corp.   105,500  2,723
Investors Financial Services Corp. (a)  14,795  335
Investors Financial Services Corp. Class A (a)  2,690  61
Triad Guaranty, Inc. (a)  102,800  3,084
  6,203
INSURANCE - 4.0%
Allied Group, Inc.   108,500  4,069
Allmerica Financial Corp.   26,100  695
American National Insurance Co.   31,000  2,139
Amerin Corp.  111,900  2,895
Berkley (W.R.) Corp.   137,360  6,902
Capital RE Corp.   100,000  3,025
Cincinnati Financial Corp.  130,000  8,158
Delphi Financial Group, Inc. Class A (a)  102,600  2,385
GCR Holdings Ltd.   5,000  114
HealthCare COMPARE Corp. (a)  126,700  6,145
Home Beneficial Corp. Class B  35,500  852
Liberty Corp. (The)  100,000  3,487
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Life Partners Group, Inc.   200,000 $ 2,625
Life USA Holding, Inc. (a)  279,300  2,444
Mercury General Corp.   164,600  7,983
Mid Ocean Ltd.   60,000  2,340
NAC Re Corp.   9,300  316
Ohio Casualty Corp.   262,700  9,720
SAFECO Corp.   292,600  10,497
Security-Connecticut Corp.   127,300  3,183
Titan Holdings, Inc.   100,000  1,350
Trenwick Group, Inc.   45,400  2,463
UNUM Corp.   70,400  4,330
US Facilities Corp.   94,000  1,857
USLife Corp.   101,100  3,248
Western National Corp.   200,000  3,275
  96,497
SAVINGS & LOANS - 1.8%
Astoria Financial Corp.   68,100  3,345
Charter One Financial Corp.   252,900  7,998
Collective Bancorp, Inc.   182,800  4,593
Commercial Federal Corp.   158,700  5,872
First Financial Corp. of Wisconsin  100,000  2,188
Glendale Federal Bank FSB (a)  100,000  1,675
Long Island Bancorp, Inc.   150,000  3,872
Quaker City Bancorp (a)  97,600  1,238
Roosevelt Financial Group, Inc.   100,000  1,738
Springfield Institution for Savings  64,000  1,144
Standard Financial, Inc. (a)  50,000  756
Washington Federal, Inc.   120,000  2,880
Washington Mutual, Inc.   164,000  4,958
  42,257
SECURITIES INDUSTRY - 0.2%
Nomura Securities Co. Ltd.   188,000  4,072
Quick & Reilly Group, Inc. (The)  75,000  1,744
  5,816
TOTAL FINANCE   267,485
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 10.1%
DRUGS & PHARMACEUTICALS - 4.9%
Alkermes, Inc. (a)  150,000 $ 1,481
Amgen, Inc. (a)  618,400  37,181
Biochem Pharmaceuticals, Inc. (a)  26,900  1,180
Biogen, Inc. (a)  189,800  13,333
COR Therapeutics, Inc. (a)  100,000  1,038
Cell Genesys, Inc. (a)  149,800  1,479
Chiron Corp. (a)  35,000  4,025
Copley Pharmaceutical, Inc. (a)  266,700  5,134
Depotech Corp.   2,000  39
Genetics Institute, Inc. depositary shares (a)  60,000  3,825
Genzyme Corp. (a)  120,000  9,105
Gilead Sciences, Inc. (a)  24,300  869
Guilford Pharmaceuticals, Inc. (a)  162,500  3,839
Immunex Corp. (a)  99,100  1,623
Inhale Therapeutic Systems (a)  100,000  1,225
Myriad Genetics  4,000  134
Nature's Sunshine Products, Inc.   110,000  3,520
Protein Design Labs, Inc. (a)  155,600  4,298
Sepracor, Inc. (a)  237,900  4,431
Sequus Pharmaceuticals, Inc. (a)  100,000  1,863
Sigma Aldrich Corp.   140,000  7,350
Telor Ophthalmic Pharmaceuticals, Inc. (a)  50  -
Vertex Pharmaceuticals, Inc. (a)  120,900  3,264
Watson Pharmaceuticals, Inc. (a)  136,500  6,245
  116,481
MEDICAL EQUIPMENT & SUPPLIES - 2.7%
ADAC Laboratories   180,000  2,542
Baxter International, Inc.   226,600  10,310
Benson Eyecare Corp. (a)  100,000  950
Biomet, Inc. (a)  145,000  2,719
Boston Scientific Corp. (a)  100,000  5,125
Coherent, Inc. (a)  60,000  2,738
Cygnus, Inc. (a)  214,800  4,484
De Rigo Spa sponsored ADR  2,400  60
Exogen, Inc.   100,000  2,125
Medisense, Inc. (a)  90,100  2,399
Nellcor, Inc. (a)  51,300  3,181
St. Jude Medical, Inc. (a)  251,150  11,082
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Spacelabs Medical, Inc. (a)  15,700 $ 424
Thermo Cardiosystems, Inc. (a)  97,900  7,245
Utah Medical Products, Inc. (a)  152,000  3,173
Vital Signs, Inc.   191,400  6,053
  64,610
MEDICAL FACILITIES MANAGEMENT - 2.5%
Advantage Health Corp. (a)  60,600  2,818
Apria Healthcare Group, Inc. (a)  63,280  1,661
Coventry Corp. (a)  125,000  2,297
Emeritus Corp. (a)  200,000  3,600
FHP International Corp. (a)  100,000  2,887
Health Management, Inc. (a)  100,000  1,262
Lincare Holdings, Inc. (a)   150,940  4,000
Maxicare Health Plans, Inc. (a)  242,000  6,685
Meadowbrook Insurance Group, Inc. (a)  24,300  799
Medpartners/Mullikin, Inc. (a)  135,400  4,874
National Surgery Centers, Inc.   1,500  42
Pediatrix Medical Group  2,000  67
Phymatrix Corp.   61,000  1,311
Physician Corp. of America (a)  290,600  5,231
Renal Treatment Centers, Inc. (a)  46,600  2,132
Rotech Medical Corp. (a)  60,000  1,808
Sterling Healthcare Group, Inc. (a)  100,000  1,250
Sterling House Corp.   5,000  74
TheraTx, Inc. (a)  143,300  1,308
Total Renal Care Holdings, Inc.   3,000  83
United Dental Care, Inc.  2,500  101
U.S. Healthcare, Inc.   274,700  13,323
Wellcare Management Group, Inc. (a)  25,000  656
  58,269
TOTAL HEALTH   239,360
HOLDING COMPANIES - 0.3%
Nolato AB Class B Free shares  296,500  2,180
Partner Re Holdings  150,000  4,181
  6,361
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 2.4%
Adtran, Inc. (a)  102,000 $ 2,805
Antec Corp. (a)  94,500  1,418
Avid Technology, Inc. (a)  39,900  718
California Microwave Corp. (a)  100,000  1,863
General Electric Co.   300,000  23,025
Glenayre Technologies, Inc.   530,850  21,234
Omnipoint Corp.   3,000  62
Omron Corp.   137,000  3,019
Pinnacle Systems (a)  13,300  226
Spectrum Control, Inc. (a)  250,000  781
Telular Corp. (a)  100,000  550
VWR Corp.   71,800  915
  56,616
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
BW/IP Holdings, Inc. Class A  330,000  4,785
Brenco, Inc.   108,000  972
Duriron Co., Inc.   380,000  8,740
FSI International, Inc. (a)  50,000  775
Goulds Pumps, Inc.   69,300  1,542
Greenfield Industries, Inc.   148,200  4,224
Ionics, Inc. (a)  32,300  1,296
Park Ohio Industries, Inc. (a)  261,063  3,655
Stewart & Stevenson Services, Inc.   440,000  10,890
Strategic Distribution, Inc.   50,000  337
Watts Industries, Inc. Class A  100,000  1,737
  38,953
POLLUTION CONTROL - 0.8%
Allied Waste Industries, Inc.  236,000  2,095
Continental Waste Industries, Inc.   119,833  1,423
Safety Kleen Corp.   100,000  1,500
TETRA Technologies, Inc. (a)  100,000  1,575
United Waste Systems, Inc. (a)  70,200  3,027
WMX Technologies, Inc.   315,000  9,411
  19,031
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   114,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 4.3%
BROADCASTING - 2.5%
American Telecasting, Inc. (a)  170,500 $ 2,558
CAI Wireless Systems, Inc. (a)  164,010  1,640
Comcast Corp. Class A special  330,000  6,641
Heartland Wireless Communications, Inc. (a)  16,700  474
Heftel Broadcasting Corp. Class A (a)  100,000  1,775
People's Choice TV Corp. (a)  295,100  4,574
Sinclair Broadcast Group, Inc. Class A  264,800  4,766
TCA Cable TV, Inc.   185,000  5,712
TCI Group Class A  950,900  20,088
Tele-Communications Liberty Media Group Series A (a) 182,150 4,986 Telewest Communications PLC (a) 1,449,000 2,740
U.S. Satellite Broadcasting Co., Inc. Class A  3,000  103
Viacom, Inc. Class A (a)  60,000  2,400
Wireless One, Inc.   2,000  32
  58,489
ENTERTAINMENT - 0.2%
American Classic Voyages Co.   146,800  1,413
Anchor Gaming (a)  27,700  658
Regal Cinemas, Inc. (a)  63,300  1,836
  3,907
LEISURE DURABLES & TOYS - 0.1%
Arctco, Inc.   158,350  1,762
LODGING & GAMING - 0.9%
Argosy Gaming Corp. (a)  50,000  387
Bristol Hotel Co. (a)  2,500  70
Casino America, Inc. (a)  150,000  937
Extended Stay America, Inc. (a)  1,500  47
Grand Casinos, Inc. (a)  100,000  2,988
Hilton Hotels Corp.   80,000  6,220
Mirage Resorts, Inc. (a)  100,000  3,900
Players International, Inc. (a)  108,950  994
Promus Hotel Corp. (a)  25,000  625
Showboat, Inc.   100,000  2,350
Station Casinos, Inc. (a)  150,000  1,847
WMS Industries, Inc.  (a)  55,900  1,048
  21,413
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.0%
World Color Press, Inc.  7,000 $ 139
RESTAURANTS - 0.6%
Bertucci's, Inc. (a)  118,800  609
Buffets, Inc. (a)  165,000  2,269
Darden Restaurants, Inc.   200,000  2,300
IHOP Corp. (a)  125,300  2,725
Longhorn Steaks, Inc. (a)  172,600  3,193
Outback Steakhouse, Inc. (a)  131,800  4,003
Taco Cabana, Inc. (a)  85,000  521
  15,620
TOTAL MEDIA & LEISURE   101,330
NONDURABLES - 1.0%
AGRICULTURE - 0.1%
Kanthal AB Class B Free shares  225,200  3,116
BEVERAGES - 0.1%
LVMH (Moet-Hennessy Louis Vuitton)  8,250  1,840
Redhook Ale Brewery, Inc.   800  21
  1,861
FOODS - 0.1%
Tyson Foods, Inc.   104,600  2,719
HOUSEHOLD PRODUCTS - 0.1%
Estee Lauder Companies, Inc. (a)  6,000  221
Helen of Troy Corp. (a)  66,900  1,330
Rubbermaid, Inc.   50,000  1,419
  2,970
TOBACCO - 0.6%
Philip Morris Companies, Inc.   150,000  13,950
TOTAL NONDURABLES   24,616
PRECIOUS METALS - 0.7%
Ashanti Goldfields Ltd. GDR  150,000  3,525
Barrick Gold Corp.   150,000  4,396
Firstmiss Gold, Inc. (a)  142,099  3,837
Newmont Mining Corp.   100,000  5,600
  17,358
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 4.3%
APPAREL STORES - 0.4%
Baby Superstore, Inc. (a)  55,000 $ 2,667
Cato Corp. Class A  200,000  1,400
Gymboree Corp. (a)  82,500  1,382
Urban Outfitters, Inc. (a)  127,300  3,135
  8,584
APPLIANCE STORES - 0.1%
Cellstar Corp. (a)  104,600  2,275
DRUG STORES - 0.1%
General Nutrition Companies, Inc. (a)  100,000  2,188
GENERAL MERCHANDISE STORES - 1.0%
Casey's General Stores, Inc.   122,500  2,817
Dollar Tree Stores  114,000  4,018
Ito-Yokado Co. Ltd.   104,000  5,914
Mitsukoshi Ltd. ADR  368,000  3,285
Price/Costco, Inc. (a)  247,400  3,866
Proffitts, Inc. (a)  142,900  3,126
  23,026
GROCERY STORES - 0.3%
Food Lion, Inc. Class B  115,000  647
Richfood Holdings, Inc. Class A  205,000  5,202
Vons Companies, Inc. (a)  52,700  1,561
  7,410
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Amway Japan Ltd.   112,000  5,041
Bed Bath & Beyond, Inc. (a)  150,600  5,977
CDW Computer Centers, Inc. (a)  50,000  2,394
Cameron Ashley, Inc. (a)  178,000  1,780
Corporate Express (a)  157,000  4,141
Creative Computers, Inc.   36,500  447
Futures Shops Ltd. (a)  200,200  1,895
Gadzooks, Inc.   107,000  2,661
Global Directmail Corp. (a)  40,000  1,115
Good Guys, Inc. (a)  185,800  1,649
Micro Warehouse, Inc. (a)  114,300  4,286
Sodak Gaming, Inc. (a)  171,400  4,499
Sound Advice, Inc. (warrants) (a)  147  -
Spiegel, Inc. Class A  191,200  1,482
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Staples, Inc. (a)  200,000 $ 4,925
Sunglass Hut International, Inc. (a)  162,500  4,520
U.S. Office Products Co.   100,000  2,350
Viking Office Products, Inc. (a)  120,000  6,119
Zale Corp. (a)  246,500  3,405
  58,686
TOTAL RETAIL & WHOLESALE   102,169
SERVICES - 1.0%
ADVERTISING - 0.0%
CKS Group, Inc. (a)   1,000  36
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  26,500  209
Movie Gallery, Inc. (a)  100,400  2,058
  2,267
SERVICES - 0.9%
AccuStaff, Inc. (a)  140,000  6,440
Borg Warner Security Corp. (a)  333,200  3,749
Career Horizons, Inc. (a)  100,000  3,950
Corestaff, Inc.   1,500  56
FYI, Inc.   2,500  48
Interim Services, Inc. (a)  10,000  372
Manpower, Inc.   32,700  879
PMT Services, Inc. (a)  100,000  2,000
Robert Half International, Inc. (a)  18,000  758
Zebra Technologies Corp. Class A (a)  65,000  2,015
  20,267
TOTAL SERVICES   22,570
TECHNOLOGY - 28.0%
COMMUNICATIONS EQUIPMENT - 4.0%
ADC Telecommunications, Inc. (a)  193,500  7,474
Active Voice Corp. (a)  100,800  2,520
Aspect Telecommunications Corp. (a)  190,000  7,030
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Brite Voice Systems, Inc. (a)  120,600 $ 1,688
Cabletron Systems, Inc. (a)  20,000  1,543
Cisco Systems, Inc. (a)  321,400  26,757
DSC Communications Corp. (a)  71,100  2,071
Dialogic Corp. (a)  142,700  4,245
Digital Systems International, Inc. (a)  83,700  1,078
Dynatech Corp. (a)  180,100  3,602
Ericsson (L.M.) Telephone Co. Class B ADR  14,600  301
InterVoice, Inc. (a)  220,000  4,812
Microcom, Inc. (a)  100,000  2,487
Network General Corp. (a)  226,600  9,064
Octel Communications Corp. (a)  220,100  8,089
P-COM, Inc.   20,000  280
3Com Corp. (a)  189,600  8,698
U.S. Robotics Corp.   36,902  3,257
Westell Technologies, Inc. Class A (a)  1,400  33
  95,029
COMPUTER SERVICES & SOFTWARE - 11.2%
American Business Information, Inc. (a)  157,500  2,441
American Management Systems, Inc. (a)  375,000  8,016
Arbor Software Corp.   700  29
Ascend Communications, Inc. (a)  46,400  1,804
BMC Software, Inc. (a)  100,000  5,525
Baan Co. NV (a)  60,000  2,602
Bisys Group, Inc. (The) (a)  121,075  3,723
Black Box Corp. (a)  107,500  1,854
Boole & Babbage, Inc. (a)  135,450  3,014
Broadway & Seymour, Inc. (a)  17,700  230
Broderbund Software, Inc. (a)  289,200  14,026
CBT Group PLC sponsored ADR  33,300  1,807
C.I.S. Technologies, Inc. (a)  200,000  487
Cognos, Inc. (a)  53,400  2,100
CompUSA, Inc. (a)  429,800  15,258
Computer Management Sciences, Inc. (a)  1,100  19
Computron Software, Inc.   1,500  23
Cooper & Chyan Technology, Inc.   2,000  27
DST Systems, Inc.   111,000  3,372
Data Broadcasting Corp. (a)  190,000  2,209
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Datastream Systems, Inc.   53,000 $ 1,020
Davidson & Associates, Inc. (a)  50,000  925
ECI Telecom Ltd.   300,000  6,450
Edmark Corp. (a)  44,300  1,584
Electronic Arts, Inc. (a)  135,000  3,240
Enterprise Systems, Inc. (a)  1,100  32
FTP Software, Inc. (a)  77,600  892
Firefox Communications, Inc.   67,000  779
GMIS, Inc. (a)  57,100  585
HPR, Inc.   900  32
HBO & Co.   80,000  6,720
Hogan Systems, Inc. (a)  245,400  2,515
IDX Systems Corp.   3,000  98
Informix Corp. (a)  148,000  4,939
Maxis, Inc.   70,000  1,873
McAfee Associates, Inc. (a)  153,550  7,676
Mecon, Inc.   1,500  26
Medic Computer Systems, Inc. (a)  110,000  6,243
Mentor Graphics Corp. (a)  130,000  1,836
Mercury Interactive Group Corp. (a)  175,300  3,637
MetaTools, Inc. (a)  2,000  44
MicroAge, Inc. (a)  100,500  961
Microsoft Corp. (a)  453,900  41,987
Open Text Corp.   1,000  17
Oracle Systems Corp. (a)  676,550  32,305
Parametric Technology Corp. (a)  54,980  3,560
Peoplesoft, Inc. (a)  94,000  4,465
Platinum Technology, Inc. (a)  67,500  915
Policy Management Systems Corp. (a)  56,300  2,674
Reuters Holdings PLC ADR Class B  100,000  5,613
SPSS, Inc. (a)  136,200  2,179
Saville Systems Ireland PLC sponsored ADR  811,400  13,895
Secure Computing Corp.   1,000  39
Shared Medical Systems Corp.   50,000  2,850
Sierra On-Line, Inc. (a)  202,000  5,025
Smith Micro Software, Inc.   1,100  8
Softdesk, Inc. (a)  121,700  1,582
Softkey International, Inc. (a)  30,000  416
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Softquad International, Inc.   40,000 $ 473
Stratacom, Inc. (a)  71,000  5,325
SunGard Data Systems, Inc. (a)  204,500  6,084
Sybase, Inc. (a)  68,000  2,329
Symantec Corp. (a)  298,400  3,544
Technology Solutions, Inc. (a)  197,500  3,827
Vantive Corp.   800  19
Viewlogic Systems, Inc. (a)  110,000  1,169
Visio Corp.   2,000  54
Visioneer, Inc.   2,000  44
Wind River Systems, Inc. (a)  93,500  2,653
Wonderware Corp. (a)  100,000  1,600
  265,324
COMPUTERS & OFFICE EQUIPMENT - 5.3%
AST Research, Inc. (a)  246,869  1,944
Adaptec, Inc. (a)  103,000  4,532
Bay Networks, Inc. (a)  340,000  14,450
Canon, Inc.   611,000  11,524
Compaq Computer Corp. (a)  50,000  2,356
Dell Computer Corp. (a)   373,600  10,227
Digital Equipment Corp. (a)  195,200  14,128
Discreet Logic, Inc.   47,000  1,234
Encad, Inc. (a)  185,000  3,376
FileNet Corp. (a)   180,000  9,990
Gateway 2000, Inc. (a)  224,600  5,811
In Focus Systems, Inc. (a)  173,000  6,444
International Business Machines Corp.   30,000  3,262
MICROS Systems, Inc. (a)  100,000  4,875
Peak Technologies Group, Inc. (a)  100,000  2,500
Sandisk Corp.   1,500  29
Spacetec IMC Corp. (a)  4,600  55
Sun Microsystems, Inc. (a)  115,100  5,295
Tech Data Corp. (a)  355,500  4,844
Wang Laboratories, Inc. (a)  1,000,100  18,627
  125,503
ELECTRONIC INSTRUMENTS - 0.7%
Analogic Corp.   118,500  2,163
Applied Materials, Inc. (a)  110,600  4,092
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Cognex Corp. (a)  30,000 $ 668
Credence Systems Corp. (a)   98,700  2,430
KLA Instruments Corp. (a)  215,800  6,366
Plasma & Materials Technologies, Inc.   1,600  20
Sensonor AS (a)  200,000  1,596
Wandel & Goltermann Technologies, Inc. (a)  34,700  373
  17,708
ELECTRONICS - 6.6%
AVX Corp.   105,600  2,772
Allgon AB Class B Free shares  200,000  2,667
Altera Corp. (a)  111,200  7,325
Analog Devices, Inc. (a)  28,200  635
Atmel Corp. (a)  91,900  2,619
Brightpoint, Inc.   105,000  1,864
C-Cube Microsystems, Inc. (a)  37,000  2,220
Cyrix Corp. (a)  100,000  2,575
DH Technology, Inc. (a)  208,100  4,682
Exar Corp. (a)  100,000  1,463
Hitachi Ltd.  361,000  3,640
Integrated Device Technology, Inc. (a)  130,000  1,706
Intel Corp.   1,571,000  86,773
Kemet Corp. (a)  190,000  5,201
Linear Technology Corp.   218,600  9,646
Maxim Integrated Products, Inc. (a)  250,400  8,889
Merix Corp. (a)  50,000  1,481
Microchip Technology, Inc. (a)  32,650  1,086
Molex, Inc.   210,937  6,803
Robinson Nugent, Inc. (b)  281,500  1,654
Sanmina Corp. (a)  8,700  459
Speedfam International, Inc.   12,000  156
Tegal Corp.   8,500  79
Zycon Corp.   6,500  76
  156,471
PHOTOGRAPHIC EQUIPMENT - 0.2%
Fuji Photo Film Co. Ltd.   188,000  5,301
TOTAL TECHNOLOGY   665,336
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 3.0%
AIR TRANSPORTATION - 0.7%
Atlantic Southeast Airlines, Inc.   100,000 $ 1,844
Atlas Air, Inc.   7,300  157
Midwest Express Holdings, Inc.   2,000  53
Northwest Airlines Corp. Class A (a)  153,000  6,904
SkyWest, Inc.   140,000  1,820
Trans World Airlines, Inc.   400,000  4,000
Valujet, Inc. (a)  103,100  2,294
  17,072
RAILROADS - 0.7%
Wisconsin Central Transportation Corp. (a)  235,600  17,670
TRUCKING & FREIGHT - 1.6%
Air Express International Corp.   82,900  1,782
American Freightways Corp. (a)  175,000  1,772
Arkansas Best Corp.   95,600  609
Arnold Industries, Inc.   92,500  1,347
Caliber System, Inc.   122,600  4,659
Expeditors International of Washington, Inc.   81,500  1,936
Harper Group  201,000  3,492
Hunt (J.B.) Transport Services, Inc.   210,000  3,281
Knight Transportation, Inc. (a)  75,000  1,125
Landair Services, Inc. (a)  219,100  2,848
Landstar System, Inc.  (a)  150,300  3,758
M.S. Carriers, Inc. (a)  100,000  1,600
Mark VII, Inc. (a)  160,900  2,635
Roadway Express, Inc.   75,100  826
TNT Freightways Corp.   209,300  3,872
Transport Corp. of America, Inc. (a)   100,000  1,038
Werner Enterprises, Inc.   40,000  860
  37,440
TOTAL TRANSPORTATION   72,182
UTILITIES - 5.7%
CELLULAR - 1.6%
A Plus Network, Inc.   29,200  310
Arch Communications Group, Inc. (a)  102,000  2,218
Cellular Communications, Inc. Series A (redeemable) (a) 146,400 7,228 COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
International Cabletel, Inc. (a)  109,200 $ 2,525
Metrocall, Inc.   100,000  2,000
Mobile Telecommunications Technologies, Inc. (a)  358,600  6,096
Nextel Communications, Inc. Class A (a)  50,000  688
Paging Network, Inc. (a)  250,000  6,375
Palmer Wireless, Inc. (a)  149,100  2,535
Rogers Cantel Mobile Communications, Inc.
Class B (non-vtg.) (a)  63,800  1,487
Vanguard Cellular Systems, Inc. Class A (a)  276,700  5,811
  37,273
TELEPHONE SERVICES - 4.1%
AT&T Corp.   130,000  8,694
Frontier Corp.   100,000  2,975
Intermedia Communications of Florida, Inc. (a)  150,000  2,400
LCI International, Inc. (a)  255,400  6,066
MCI Communications Corp.   1,112,400  31,842
MFS Communications, Inc. (a)  211,200  12,778
Tel-Save Holdings, Inc.   2,000  34
Transaction Network Services, Inc. (a)  100,000  2,700
U.S. Long Distance Corp. (a)  399,200  5,738
WorldCom, Inc. (a)  701,087  25,677
  98,904
TOTAL UTILITIES   136,177
TOTAL COMMON STOCKS
(Cost $1,504,476)   1,929,271
NONCONVERTIBLE BONDS - 0.2%
 MOODY'S PRINCIPAL
 RATINGS AMOUNT (000S)
UTILITIES - 0.2%
CELLULAR - 0.2%
Nextel Communications, Inc. 0%, 8/15/04 (c)
(Cost $3,765)  B3 $ 7,125  3,848
U.S. TREASURY OBLIGATIONS - 2.7%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
6 7/8%, 8/15/25  Aaa $ 45,000 $ 50,224
6 1/2% 8/15/05  Aaa  14,300  15,220
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $64,458)   65,444
REPURCHASE AGREEMENTS - 15.9%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 377,174  377,112
PURCHASED OPTIONS - 0.1%
AMOUNTS IN THOUSANDS  EXPIRATION DATE/ UNDERLYING FACE
   STRIKE PRICE AMOUNT AT VALUE
3,800 Bank of America OTC Put
Options on Japanese Yen  July 96/100 $ 3,550  223
34,500 Bank of America OTC Put
Options on Japanese Yen  July 96/99.66  32,121  2,103
1,900 J. Aron and Co. OTC Put
Options on Japanese Yen  June 96/99.56  1,767  118
TOTAL PURCHASED OPTIONS
(Cost $2,110)   2,444
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,951,921)  $ 2,378,119
LEGEND
(1.) Non-income producing
(2.) Affiliated company (see Note 6 of Notes to Financial Statements).
(3.) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(4.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,125,000 or 0.2% of net assets.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $1,954,892,000. Net unrealized appreciation aggregated $423,227,000, of which $500,285,000 related to appreciated investment securities and $77,058,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNTS) JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 2,378,119
agreements of $377,112) (cost $1,951,921) -
See accompanying schedule

Receivable for investments sold                                                            13,457

Receivable for fund shares sold                                                            5,842

Dividends receivable                                                                       550

Interest receivable                                                                        1,848

Other receivables                                                                          982

 TOTAL ASSETS                                                                              2,400,798

LIABILITIES

Payable for investments purchased                                              $ 26,118

Payable for fund shares redeemed                                                6,684

Accrued management fee                                                          1,006

Other payables and accrued expenses                                             619

 TOTAL LIABILITIES                                                                         34,427

NET ASSETS                                                                                $ 2,366,371

Net Assets consist of:

Paid in capital                                                                           $ 1,860,090

Undistributed net investment income                                                        1,847

Accumulated undistributed net realized gain (loss) on                                      78,238
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              426,196
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 78,208 shares outstanding                                                 $ 2,366,371

NET ASSET VALUE and redemption price per share                                             $30.26
($2,366,371 (divided by) 78,208 shares)

Maximum offering price per share (100/97.00 of $30.26)                                     $31.20


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 5,866
Dividends (including $17 received from affiliated issuers)

Interest                                                                           6,479

 TOTAL INCOME                                                                      12,345

EXPENSES

Management fee                                                       $ 7,395
Basic fee

 Performance adjustment                                               (1,448)

Transfer agent fees                                                   2,590

Accounting fees and expenses                                          382

Non-interested trustees' compensation                                 7

Custodian fees and expenses                                           56

Registration fees                                                     91

Audit                                                                 24

Legal                                                                 7

 Total expenses before reductions                                     9,104

 Expense reductions                                                   (85)         9,019

NET INVESTMENT INCOME                                                              3,326

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of $871               168,539
on
 sale of investments in affiliated issuers)

 Foreign currency transactions                                        (6)          168,533

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                (104,791)

 Assets and liabilities in foreign currencies                         333          (104,458)

NET GAIN (LOSS)                                                                    64,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 67,401
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED JANUARY    JULY 31,
                                                          31,1996          1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 3,326          $ 5,210
Net investment income

 Net realized gain (loss)                                  168,533          60,211

 Change in net unrealized appreciation (depreciation)      (104,458)        493,273

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           67,401           558,694
FROM OPERATIONS

Distributions to shareholders                              (1,479)          (5,090)
From net investment income

 From net realized gain                                    (130,433)        (6,456)

 TOTAL DISTRIBUTIONS                                       (131,912)        (11,546)

Share transactions                                         984,356          1,283,245
Net proceeds from sales of shares

 Reinvestment of distributions                             129,010          11,034

 Cost of shares redeemed                                   (792,562)        (961,208)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           320,804          333,071
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  256,293          880,219

NET ASSETS

 Beginning of period                                       2,110,078        1,229,859

 End of period (including undistributed net investment    $ 2,366,371      $ 2,110,078
income of $1,847 and $0, respectively)

OTHER INFORMATION
Shares

 Sold                                                      31,818           50,478

 Issued in reinvestment of distributions                   4,239            495

 Redeemed                                                  (25,712)         (37,963)

 Net increase (decrease)                                   10,345           13,010


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED JULY 31,

      JANUARY 31, 1996

      (UNAUDITED)         1995                   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 31.09   $ 22.42   $ 25.90   $ 24.65   $ 24.28   $ 20.42
beginning of period

Income from Investment
Operations

 Net investment                 .04       .09       .12       .06       .08       .19
income

 Net realized and               .95       8.79      (.08)     3.68      2.92      4.30
unrealized gain (loss)

 Total from investment          .99       8.88      .04       3.74      3.00      4.49
 operations

Less Distributions              (.02)     (.09)     (.12)     (.25)     (.12)     (.05)
From net investment
 income

 From net realized gain         (1.80)    (.12)     (3.40)    (2.24)    (2.51)    (.58)

 Total distributions            (1.82)    (.21)     (3.52)    (2.49)    (2.63)    (.63)

Net asset value,               $ 30.26   $ 31.09   $ 22.42   $ 25.90   $ 24.65   $ 24.28
end of period

TOTAL RETURN B, C               3.22%     39.98%    (.36)%    16.67     13.30     23.03
                                                             %         %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,366   $ 2,110   $ 1,230   $ 1,327   $ 1,037   $ 864
period (in millions)

Ratio of expenses to            .81% A    .82%      .89%      1.08      1.17      1.29
average net assets                                           %         %         %

Ratio of expenses to            .80% A    .81%      .88%      1.08      1.17      1.29
average net assets             , E       E         E         %         %         %
after expense
reductions

Ratio of net investment         .29% A    .35%      .48%      .53       .59       1.00
income to average                                            %         %         %
net assets

Portfolio turnover rate         123% A    62%       222%      213       245       198
                                                             %         %         %


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities (including restricted securities) for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and foreign currency options, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Written options involve, to varying degrees, risk of loss in excess of the the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,281,455,000 and $1,252,729,000, respectively, of which U.S. government and government agency obligations aggregated $64,458,000 and $0, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .53% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $472,000 on sales of shares of the fund.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $570,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $33,000 under this arrangement.
In addition, the fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $52,000 under this arrangement.
6. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Robinson Nugent, Inc.  $ - $ - $ 17 $ 1,654
Telor Ophthalmic Pharmaceuticals, Inc.   -  918  -  -
TOTALS  $ - $ 918 $ 17 $ 1,654
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Abigail P. Johnson, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
DIVIDEND GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   21   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  25   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 6   PAST 1   LIFE OF
                                  MONTHS   YEAR     FUND

Dividend Growth                   8.94%    40.81%   79.28%

S&P 500(registered trademark)     14.54%   38.66%   58.21%

Growth Funds Average              8.29%    32.65%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on April 27, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 620 growth funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996    PAST 1   LIFE OF
                                  YEAR     FUND

Dividend Growth                   40.81%   23.49%

S&P 500(registered trademark)     38.66%   18.03%

Growth Funds Average              32.65%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             Fidelity Standard
    04/27/93    10000 10000.00
    04/30/93    10150 10155.08
    05/31/93    10480 10427.23
    06/30/93    10700 10457.47
    07/31/93    10800 10415.64
    08/31/93    11550 10810.40
    09/30/93    11820 10727.16
    10/31/93    12080 10949.21
    11/30/93    11680 10845.19
    12/31/93 12171.52 10976.42
    01/31/94 12493.15 11349.62
    02/28/94 12302.18 11042.04
    03/31/94 11715.49 10560.61
    04/30/94 11786.37 10695.78
    05/31/94 11604.11 10871.20
    06/30/94 11310.46 10604.85
    07/31/94 11826.87 10952.69
    08/31/94 12616.68 11401.75
    09/30/94 12485.05 11122.41
    10/31/94 13041.96 11372.66
    11/30/94 12474.92 10958.47
    12/31/94 12691.18 11120.98
    01/31/95 12732.22 11409.35
    02/28/95  13142.6 11853.97
    03/31/95 13768.44 12203.78
    04/30/95 14404.54 12563.19
    05/31/95 14907.26 13065.34
    06/30/95 15728.03 13368.84
    07/31/95 16456.47 13812.15
    08/31/95 16528.28 13846.82
    09/30/95 16956.49 14431.16
    10/31/95 16359.88 14379.64
    11/30/95  17176.3 15010.91
    12/31/95 17454.52 15300.02
    01/31/96 17928.35 15820.83
$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Dividend Growth Fund on April 27, 1993, when the fund started. As the chart shows, by January 31, 1996, the value of your investment would have grown to $17,928 - a 79.28% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,821 - a 58.21% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Steve Wymer, Portfolio Manager of Fidelity Dividend
Growth Fund
Q. HOW HAS THE FUND PERFORMED, STEVE?
A. The fund had a total return of 8.94% for the six months ended January 31, 1996. That was slightly better than the growth funds average, which was 8.29% for the same period, according to Lipper Analytical Services. For the 12 months ended January 31, 1996, the fund had a total return of 40.81%, compared to 32.65% for the Lipper average. Overall, I was pleased with the fund's performance. Most growth funds have underperformed because the market's advance has been concentrated in a few industries and among larger-capitalization companies.
Q. WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX MONTHS?
A. The stock market saw a strong rally throughout 1995, one that continued through the end of the period. During the past six months, the market initially was led by the technology sector, with strength throughout the period from the finance sector, as well as large-cap and blue chip stocks - with many growth funds underperforming indexes such as the Standard & Poor's Composite Index of 500 Stocks.
Q. LET'S DISCUSS TECHNOLOGY AND THE FUND'S INVESTMENTS IN THAT SECTOR, WHICH YOU'VE REDUCED OVER THE PAST SIX MONTHS FROM 21.9% TO 6.1% OF THE FUND . . .
A. Although technology was one of the best performing sectors for the 12-month period, it faltered over the past six months. Last summer, technology was the place to be, driven largely by the strong performance of Intel's Pentium microchip, the Microsoft Windows 95 launch and the strong performance of Internet-related stocks. During the period, memory chip companies encountered problems with overcapacity, or too much supply. There were enough components, and shortages were ebbing. As a result, concerns arose as to whether these companies could meet earnings estimates, and this anxiety had a ripple effect throughout the technology sector. Even though the fund benefited from a strong weighting in technology early in the period, it suffered a bit, relatively speaking, because it didn't have as much invested there as other funds in its category. In the second half of the six-month period, though, the fund benefited relative to the market and its competition from my reduction in investments in the technology sector.
Q. YOU INCREASED INVESTMENTS IN FINANCE AND NONDURABLES . . .
A. Yes. Financial stocks were appealing as interest rates declined and there were increasing signs that the economy was slowing. Most of the strength in the nondurables sector was in large-cap, blue chip stocks. Investors anticipated potential earnings disappointments in 1996, so they shifted much of their focus to "safe" stocks - those whose earnings growth generally remains steady regardless of the economic backdrop, such as Philip Morris, the fund's largest holding at the end of the period. While the fund did increase investments in these sectors, it would have benefited from even more exposure.
Q. WHAT KIND OF A STOCK-PICKING STRATEGY DID YOU PURSUE?
A. As a rule, I don't focus on sector rotation or investing in a particular group of stocks. I tend to pick stocks one by one. If there's one theme I'm attracted to, it's companies that are attempting to improve earnings results through self-help measures, regardless of how the economy is doing. This can include a company breaking itself into two parts, selling off a division that isn't performing well, undergoing a restructuring or making a valuable acquisition. These are the kinds of companies that are taking positive action to enhance shareholder value.
Q. WHAT ARE SOME EXAMPLES OF STOCKS THAT HELPED THE FUND BECAUSE OF THESE KINDS OF MOVES?
A. Sallie Mae - the Student Loan Marketing Association - redeployed excess capital to buy back stock and cut expenses. Dole Food spun off its real estate business into a separate company, which allowed management to focus exclusively on the fruit business to drive the company's earnings and share price. Baxter International also started the process of breaking into two divisions - medical and distribution - with management doing an excellent job cutting costs, repurchasing shares and focusing on core businesses. Ultramar, an oil refiner and marketer, started a major upgrade program aiming to improve refining results regardless of industry conditions.
Q. WHAT WERE THE DISAPPOINTMENTS DURING THE PAST SIX MONTHS?
A. BW/IP is a company that makes pumps and valves and one of its key indicators is quotes to customers. The quotes have been high but haven't translated into orders yet. Some of this has been tied to the international power market, which has been a lot softer than expected. Another disappointment was Apple Computer, a stock I've since sold. Apple had a number of problems, which started with trouble executing the high number of backlog orders during new product cycles.
Q. WHAT DO YOU SEE GOING FORWARD?
A. There are a lot of opportunities in the market. The key is picking the right stocks. Poor retail sales at the end of the year indicate that perhaps the economy is still weakening. However, it's important to keep in mind that this is an election year; in the past, that has been a positive backdrop for the stock market. It's not time to give up hope on the economy. But I imagine the economy will continue to look difficult to most companies. Given that, I think there will be many companies stepping up self-help measures, creating fertile ground for me to find new investment ideas.
FUND FACTS
GOAL: to increase the value
of the fund's shares by
investing mainly in equity
securities of companies that
have the potential to
increase their current
dividend or begin paying a
dividend
START DATE: April 27, 1993
SIZE: as of January 31,
1996, more than $583 million
MANAGER: Steve Wymer,
since May 1995; assistant
manager, Fidelity OTC
Portfolio, January 1995-May
1995; manager, Fidelity
Select Chemicals Portfolio,
1993-1994; assistant, Fidelity
Magellan Fund, 1992-
1994; manager, Fidelity Select
Automotive Portfolio, 1990-
1993; joined Fidelity in 1989
(checkmark)
STEVE WYMER ON INVESTING FOR
GROWTH AND DIVIDENDS:
"I primarily focus on
companies that are paying a
dividend already. More
importantly, however, I look
for companies that are going
to grow in the future, either
increasing their existing
dividend, or starting to pay a
dividend and seeking to
increase it in the future.
Typically, you won't see the
fund investing exclusively in
start-up companies - such as
some biotechnology stocks -
or in 5% to 7% yielding utilities
stocks. I'm looking more for
growth stocks that pay a
dividend or show the ability to
pay a dividend in the near
future."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1996
                                     % OF FUND'S    % OF FUND'S
                                     INVESTMENTS    INVESTMENTS
                                                    IN THESE STOCKS
                                                    6 MONTHS AGO

Philip Morris Companies, Inc.        2.8            2.7

Federal National Mortgage            2.7            1.8
Association

Stanley Works                        1.9            0.0

Student Loan Marketing Association   1.5            0.6

PepsiCo, Inc.                        1.5            1.5

American Express Co.                 1.5            1.4

Dole Food, Inc.                      1.3            0.0

Ultramar Corp.                       1.3            0.0

Smith's Food & Drug Center, Inc.     1.3            0.1

Borg Warner Security Corp.           1.2            0.8

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Nondurables                        10.2           9.2

Finance                            9.3            7.7

Energy                             8.6            3.7

Basic Industries                   8.3            3.8

Industrial Machinery & Equipment   8.0            10.2

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 42.0
Row: 1, Col: 3, Value: 50.0
Row: 1, Col: 1, Value: 8.0
Row: 1, Col: 2, Value: 42.0
Row: 1, Col: 3, Value: 50.0
Stocks 92.1%
Short-term
Investments 7.9%
FOREIGN
INVESTMENTS 5.9%
Stocks 92.0%
Short-term
Investments 8.0%
FOREIGN
INVESTMENTS 9.8%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.8%
AEROSPACE & DEFENSE - 1.4%
Aviall, Inc.  100,000 $ 850,000
Boeing Co.   55,000  4,269,375
Northrop Grumman Corp.   25,000  1,600,000
Rohr Industries, Inc. (a)  91,400  1,668,050
  8,387,425
DEFENSE ELECTRONICS - 0.4%
Loral Corp.   50,000  2,312,500
TOTAL AEROSPACE & DEFENSE   10,699,925
BASIC INDUSTRIES - 8.3%
CHEMICALS & PLASTICS - 5.1%
Cytec Industries, Inc. (a)  20,000  1,525,000
Dow Chemical Co.   25,000  1,862,500
du Pont (E.I.) de Nemours & Co.   60,000  4,612,500
First Mississippi Corp.   60,500  1,489,813
Methanex Corp.   150,000  1,174,136
Minnesota Mining & Manufacturing Co.   95,000  6,127,500
Nalco Chemical Co.   60,000  1,837,500
Quaker State Corp.   155,200  2,172,800
Raychem Corp.   40,000  2,675,000
Union Carbide Corp.   150,000  6,318,750
Uniroyal Chemical Corp.   50,000  456,250
  30,251,749
IRON & STEEL - 1.5%
Birmingham Steel Corp.   125,000  2,062,500
Chaparral Steel Co.   60,000  945,000
Huntco, Inc. Class A  42,200  654,100
Nucor Corp.   35,000  2,034,375
Quanex Corp.   149,300  3,079,313
  8,775,288
METALS & MINING - 1.1%
Aluminum Co. of America  50,400  2,797,200
Oregon Metallurgical Corp. (a)  110,000  1,526,250
RMI Titanium Co. (a)  152,800  1,986,400
  6,309,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PACKAGING & CONTAINERS - 0.4%
Corning, Inc.   35,000 $ 1,093,750
Crown Cork & Seal Co., Inc. (a)  30,000  1,233,750
  2,327,500
PAPER & FOREST PRODUCTS - 0.2%
Mosinee Paper Corp.   45,400  1,186,075
TOTAL BASIC INDUSTRIES   48,850,462
CONGLOMERATES - 0.9%
Dial Corp. (The)  70,000  2,205,000
Figgie International Holdings, Inc. Class A (a)  77,400  861,075
Hanson PLC sponsored ADR  50,000  775,000
ITT Industries, Inc.   50,000  1,300,000
  5,141,075
CONSTRUCTION & REAL ESTATE - 1.4%
BUILDING MATERIALS - 0.7%
Fastenal Co.   50,000  1,693,750
Sherwin-Williams Co.   60,000  2,527,500
  4,221,250
CONSTRUCTION - 0.5%
Castle & Cooke, Inc. (a)  70,000  980,000
McDermott (J. Ray) SA  115,600  1,921,850
  2,901,850
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Beacon Properties Corp.   50,000  1,243,750
TOTAL CONSTRUCTION & REAL ESTATE   8,366,850
DURABLES - 4.5%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Daimler Benz AG sponsored ADR  25,000  1,384,375
SPX Corp.   185,000  2,728,750
  4,113,125
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Maytag Co.   75,000 $ 1,471,875
Newell Co.   35,000  923,125
  2,395,000
HOME FURNISHINGS - 0.8%
Haverty Furniture Companies, Inc.   68,100  842,738
Heilig-Meyers Co.   54,800  849,400
Maxim Group, Inc. (a)  81,100  760,313
Miller (Herman), Inc.   78,800  2,521,600
  4,974,051
TEXTILES & APPAREL - 2.6%
Adidas AG (a)  60,000  3,423,968
Fila Holding Spa sponsored ADR  55,000  2,667,500
NIKE, Inc. Class B  60,000  4,185,000
Springs Industries, Inc. Class A  34,900  1,396,000
Westpoint Stevens, Inc. Class A (a)  95,000  1,828,750
Wolverine World Wide, Inc.   70,000  1,776,250
  15,277,468
TOTAL DURABLES   26,759,644
ENERGY - 8.6%
COAL - 0.2%
MAPCO, Inc.   25,000  1,409,375
ENERGY SERVICES - 0.9%
Baker Hughes, Inc.   83,000  2,147,625
Dresser Industries, Inc.   39,500  1,027,000
Weatherford Enterra, Inc. (a)  74,500  2,216,375
  5,391,000
OIL & GAS - 7.5%
Barrett Resources Corp. (a)  59,500  1,517,250
Belden & Blake Corp. (a)  7,900  128,375
British Petroleum PLC ADR  20,546  2,005,803
Cairn Energy USA, Inc. (a)  90,000  1,260,000
Canada Occidental Petroleum Ltd.   79,700  2,546,210
Chesapeake Energy Corp. (a)  37,650  1,741,313
Cooper Cameron Corp.   35,076  1,306,581
Devon Energy Corp.   30,000  738,750
Giant Industries, Inc.   50,000  600,000
Global Natural Resources, Inc. (a)  90,000  990,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Louisiana Land & Exploration Co.   44,800 $ 1,926,400
Mobil Corp.   30,000  3,322,500
Pogo Producing Co.   30,000  866,250
Royal Dutch Petroleum Co.   20,000  2,780,000
Stone Energy Corp. (a)  70,400  994,400
Sun Company, Inc.   250,000  6,812,500
Tosco Corp.   61,300  2,566,938
Ultramar Corp.   275,000  7,768,750
Union Pacific Resources Group, Inc.   116,500  3,029,000
Vintage Petroleum, Inc.   75,300  1,647,188
  44,548,208
TOTAL ENERGY   51,348,583
FINANCE - 9.3%
BANKS - 0.8%
Banc One Corp.   118,900  4,503,338
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   190,892  8,781,032
Equitable Companies, Inc.   59,500  1,465,188
Triad Guaranty, Inc. (a)  43,000  1,290,000
  11,536,220
FEDERAL SPONSORED CREDIT - 4.3%
Federal National Mortgage Association  470,000  16,215,000
Student Loan Marketing Association  124,000  9,129,500
  25,344,500
INSURANCE - 1.3%
Aetna Life & Casualty Co.   35,000  2,607,500
Allmerica Financial Corp.   53,400  1,421,775
Philadelphia Consolidated Holding Corp.   25,000  493,750
UNUM Corp.   35,100  2,158,650
US Facilities Corp.   55,000  1,086,250
  7,767,925
SECURITIES INDUSTRY - 0.9%
Franklin Resources, Inc.   40,500  2,171,813
Lehman Brothers Holdings, Inc.   90,400  2,316,500
Schwab (Charles) Corp.   45,000  1,125,000
  5,613,313
TOTAL FINANCE   54,765,296
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 7.5%
DRUGS & PHARMACEUTICALS - 2.9%
Bristol-Myers Squibb Co.   20,000 $ 1,770,000
ICN Pharmaceuticals, Inc.   9,900  196,338
Lilly (Eli) & Co.   20,000  1,150,000
Pharmacia & Upjohn, Inc.   170,500  7,139,688
Rexall Sundown, Inc. (a)  69,000  1,518,000
Schering-Plough Corp.   30,000  1,623,750
Sepracor, Inc. (a)  135,000  2,514,375
SmithKline Beecham PLC ADR  30,000  1,687,500
  17,599,651
MEDICAL EQUIPMENT & SUPPLIES - 3.8%
Abbott Laboratories  30,000  1,267,500
Baxter International, Inc.   151,400  6,888,700
Beckman Instruments, Inc.   30,000  1,050,000
Becton, Dickinson & Co.   34,200  2,954,025
Hillenbrand Industries, Inc.   50,000  1,662,500
McKesson Corp.  25,000  1,250,000
Medtronic, Inc.   30,000  1,713,750
Oakley, Inc.   62,700  2,304,225
St. Jude Medical, Inc. (a)  30,000  1,323,750
Steris Corp.   25,000  818,750
Sybron Corp. (a)  46,300  1,122,775
  22,355,975
MEDICAL FACILITIES MANAGEMENT - 0.8%
United HealthCare Corp.   40,000  2,515,000
U.S. Healthcare, Inc.   44,100  2,138,850
  4,653,850
TOTAL HEALTH   44,609,476
INDUSTRIAL MACHINERY & EQUIPMENT - 8.0%
ELECTRICAL EQUIPMENT - 2.4%
Alcatel Alsthom sponsored ADR  78,500  1,442,438
Asea AB, Series B Free shares  15,000  1,424,906
California Amplifier, Inc. (a)  103,900  3,623,513
General Signal Corp.   85,000  2,868,750
Honeywell, Inc.   71,600  3,642,650
Pacific Scientific Co.   35,000  822,500
Roper Industries, Inc.   10,000  395,625
  14,220,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
AGCO Corp.   70,000 $ 1,706,250
BW/IP Holdings, Inc. Class A  474,100  6,874,450
Caterpillar, Inc.   30,000  1,931,250
Deere & Co.   65,000  2,437,500
Ingersoll-Rand Co.   55,500  2,226,938
Stanley Works  221,000  11,381,500
Stewart & Stevenson Services, Inc.   60,100  1,487,475
Timken Co.   55,000  2,275,625
  30,320,988
POLLUTION CONTROL - 0.5%
WMX Technologies, Inc.   90,000  2,688,750
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   47,230,120
MEDIA & LEISURE - 5.5%
BROADCASTING - 0.7%
CAI Wireless Systems, Inc. (a)  56,000  560,000
Grupo Televisa SA de CV sponsored ADR  110,000  3,093,750
Heartland Wireless Communications, Inc. (a)  6,700  190,113
U.S. Satellite Broadcasting Co., Inc. Class A  1,000  27,000
   3,870,863
ENTERTAINMENT - 0.2%
MGM Grand, Inc. (a)  50,000  1,475,000
LEISURE DURABLES & TOYS - 0.9%
Brunswick Corp.   155,000  3,506,875
Callaway Golf Co.   80,000  1,730,000
  5,236,875
LODGING & GAMING - 0.9%
Hilton Hotels Corp.   30,000  2,332,500
Mirage Resorts, Inc. (a)  25,000  975,000
Showboat, Inc.   76,800  1,804,800
  5,112,300
PUBLISHING - 2.1%
Dun & Bradstreet Corp.   80,000  5,200,000
Gannett Co., Inc.   25,000  1,587,500
Knight-Ridder, Inc.   25,000  1,659,375
Meredith Corp.   100  4,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
New York Times Co. (The) Class A  30,000 $ 870,000
Scripps (E.W.) Co. Class A  29,800  1,210,625
Times Mirror Co. Class A  60,000  1,860,000
  12,392,050
RESTAURANTS - 0.7%
Cracker Barrel Old Country Store, Inc.   17,000  333,625
Darden Restaurants, Inc.   254,600  2,927,900
Longhorn Steaks, Inc. (a)  55,000  1,017,500
  4,279,025
TOTAL MEDIA & LEISURE   32,366,113
NONDURABLES - 10.2%
BEVERAGES - 1.5%
PepsiCo, Inc.   150,000  8,943,750
FOODS - 3.4%
Chiquita Brands International, Inc.   140,000  1,907,500
Dole Food, Inc.   210,000  7,822,500
Flowers Industries, Inc.   205,200  2,718,900
General Mills, Inc.   70,000  4,025,000
Interstate Bakeries Corp.  60,000  1,267,500
Nabisco Holdings Class A  20,000  695,000
Ralston Purina Co.   25,000  1,609,375
  20,045,775
HOUSEHOLD PRODUCTS - 1.4%
Clorox Co.   20,000  1,652,500
Estee Lauder Companies, Inc. (a)  26,000  958,750
Premark International, Inc.   75,000  3,881,250
Procter & Gamble Co.   25,000  2,096,875
  8,589,375
TOBACCO - 3.9%
Philip Morris Companies, Inc.   175,000  16,275,000
RJR Nabisco Holdings Corp.   204,440  6,644,300
  22,919,300
TOTAL NONDURABLES   60,498,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 1.9%
Ashanti Goldfields Ltd. GDR  100,000 $ 2,350,000
Barrick Gold Corp.   50,000  1,465,395
Firstmiss Gold, Inc. (a)  98,692  2,664,684
Newmont Mining Corp.   90,000  5,040,000
  11,520,079
RETAIL & WHOLESALE - 6.0%
APPAREL STORES - 1.1%
Gap, Inc.   50,000  2,356,250
Gymboree Corp. (a)  20,800  348,400
Ross Stores, Inc.   80,000  1,600,000
TJX Companies, Inc.   127,300  2,402,788
  6,707,438
GENERAL MERCHANDISE STORES - 2.1%
Dollar General Corp.   100,800  2,507,400
Proffitts, Inc. (a)  86,400  1,890,000
Sears, Roebuck & Co.   95,000  3,942,500
Strawbridge & Clothier Class A  60,000  1,470,000
Wal-Mart Stores, Inc.   110,000  2,241,250
  12,051,150
GROCERY STORES - 1.9%
Riser Foods, Inc. Class A  34,700  511,825
Rykoff-Sexton, Inc.   70,000  1,120,000
Smith's Food & Drug Center, Inc.   295,000  7,485,625
Supervalu, Inc.   70,000  2,170,000
  11,287,450
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Home Depot, Inc. (The)  35,000  1,610,000
Sports Authority, Inc.   50,000  1,000,000
Sunglass Hut International, Inc. (a)  55,000  1,529,688
Tiffany & Co., Inc.   10,000  553,750
Williams-Sonoma, Inc. (a)  55,000  838,750
  5,532,188
TOTAL RETAIL & WHOLESALE   35,578,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.5%
LEASING & RENTAL - 0.1%
Danka Business Systems PLC sponsored ADR  10,000 $ 368,750
PRINTING - 0.3%
Deluxe Corp.   56,900  1,671,438
SERVICES - 2.1%
Borg Warner Security Corp. (a)  654,100  7,358,625
Iron Mountain, Inc.   50,000  800,000
Manpower, Inc.   66,100  1,776,438
Western Atlas, Inc. (a)  50,000  2,675,000
  12,610,063
TOTAL SERVICES   14,650,251
TECHNOLOGY - 6.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Dialogic Corp. (a)  20,000  595,000
COMPUTER SERVICES & SOFTWARE - 2.6%
Automatic Data Processing, Inc.   50,000  1,993,750
CompuCom Systems, Inc. (a)  255,000  2,135,625
CompUSA, Inc. (a)  140,900  5,001,950
DST Systems, Inc.   97,000  2,946,375
Equifax Inc.   50,000  931,250
Hogan Systems, Inc. (a)  49,600  508,400
Policy Management Systems Corp. (a)  40,000  1,900,000
  15,417,350
COMPUTERS & OFFICE EQUIPMENT - 2.9%
Compaq Computer Corp.   25,000  1,178,125
Exabyte (a)  100,000  1,350,000
FileNet Corp. (a)  69,600  3,862,800
Pitney Bowes, Inc.   25,000  1,131,250
Safeguard Scientifics, Inc. (a)  66,150  3,067,706
Wang Laboratories, Inc. (a)  361,700  6,736,663
  17,326,544
ELECTRONICS - 0.5%
Cyrix Corp. (a)   50,000  1,287,500
Intel Corp.   25,000  1,380,859
  2,668,359
TOTAL TECHNOLOGY   36,007,253
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 5.6%
AIR TRANSPORTATION - 1.3%
Delta Air Lines, Inc.   39,600 $ 2,707,650
Mesa Airlines, Inc. (a)  37,500  302,344
SkyWest, Inc.   122,700  1,595,100
Southwest Airlines Co.   73,500  1,911,000
Valujet, Inc. (a)   50,000  1,112,500
  7,628,594
RAILROADS - 1.1%
Bombardier, Inc. Class B  136,600  1,976,863
Canadian National Railway Co. (a)(b)  125,000  2,207,194
Railtex, Inc. (a)  107,300  2,226,475
  6,410,532
TRUCKING & FREIGHT - 3.2%
Airborne Freight Corp.   190,000  5,058,750
Arkansas Best Corp.   120,000  765,000
Caliber System, Inc.   85,000  3,230,000
Consolidated Freightways, Inc.   50,000  1,150,000
Hunt (J.B.) Transport Services, Inc.   100,000  1,562,500
Landstar System, Inc. (a)  56,300  1,407,500
PST Vans, Inc.   40,000  145,000
Pittston Co. Services Group  25,000  625,000
Roadway Express, Inc.   278,450  3,062,950
TNT Freightways Corp.   70,000  1,295,000
Werner Enterprises, Inc.   25,000  537,500
  18,839,200
TOTAL TRANSPORTATION   32,878,326
UTILITIES - 4.0%
GAS - 0.4%
Aquila Gas Pipeline Corp.   120,000  1,530,000
ENSERCH Corp.   70,000  1,023,750
  2,553,750
TELEPHONE SERVICES - 3.6%
AT&T Corp.   100,000  6,687,500
Ameritech Corp.   35,000  2,104,375
Bell Atlantic Corp.   25,000  1,721,875
Frontier Corp.   128,200  3,813,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
NYNEX Corp.   85,000 $ 4,558,125
SBC Communications, Inc.   25,000  1,415,615
WorldCom, Inc. (a)  20,000  732,500
  21,033,940
TOTAL UTILITIES   23,587,690
TOTAL COMMON STOCKS
(Cost $478,291,246)   544,857,569
REPURCHASE AGREEMENTS - 7.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 1/31/96 due 2/1/96  $ 46,552,602  46,545,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $524,836,246)   $ 591,402,569
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
(1.) Non-income producing
(2.) Purchased on an installment basis. Market value reflects only those payments made through January 31, 1996. The remaining installment aggregating CAD 1,343,750 is due November 26, 1996.
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $524,975,327. Net unrealized appre- ciation aggregated $66,427,242, of which $77,732,351 related to appreciated investment securities and $11,305,109 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                   $ 591,402,569
agreements of $46,545,000) (cost $524,836,246) -
See accompanying schedule

Cash                                                                        974

Receivable for investments sold                                             15,890,992

Receivable for fund shares sold                                             8,004,226

Dividends receivable                                                        561,306

Other receivables                                                           822

 TOTAL ASSETS                                                               615,860,889

LIABILITIES

Payable for investments purchased                           $ 29,112,597

Payable for fund shares redeemed                             2,542,121

Accrued management fee                                       305,045

Other payables and accrued expenses                          185,848

 TOTAL LIABILITIES                                                          32,145,611

NET ASSETS                                                                 $ 583,715,278

Net Assets consist of:

Paid in capital                                                            $ 508,447,292

Undistributed net investment income                                         191,861

Accumulated undistributed net realized gain (loss) on                       8,509,840
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               66,566,285
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 35,883,563 shares outstanding                              $ 583,715,278

NET ASSET VALUE, offering price and redemption price per                    $16.27
share ($583,715,278 (divided by) 35,883,563 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 3,559,786
Dividends

Interest                                                                            1,014,021

 TOTAL INCOME                                                                       4,573,807

EXPENSES

Management fee                                                       $ 1,528,910
Basic fee

 Performance adjustment                                               154,982

Transfer agent fees                                                   573,499

Accounting fees and expenses                                          149,237

Non-interested trustees' compensation                                 1,021

Custodian fees and expenses                                           23,907

Registration fees                                                     103,672

Audit                                                                 5,494

Legal                                                                 1,146

Miscellaneous                                                         1,316

 Total expenses before reductions                                     2,543,184

 Expense reductions                                                   (56,353)      2,486,831

NET INVESTMENT INCOME                                                               2,086,976

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                32,829,653

 Foreign currency transactions                                        9             32,829,662

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                8,643,050

 Assets and liabilities in foreign currencies                         (67)          8,642,983

NET GAIN (LOSS)                                                                     41,472,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 43,559,621
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED JANUARY    JULY 31,
                                                          31,1996          1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 2,086,976      $ 1,351,082
Net investment income

 Net realized gain (loss)                                  32,829,662       15,507,894

 Change in net unrealized appreciation (depreciation)      8,642,983        55,022,479

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           43,559,621       71,881,455
FROM OPERATIONS

Distributions to shareholders                              (2,756,784)      (73,869)
From net investment income

 From net realized gain                                    (32,749,690)     (1,106,818)

 TOTAL DISTRIBUTIONS                                       (35,506,474)     (1,180,687)

Share transactions                                         381,363,259      687,747,052
Net proceeds from sales of shares

 Reinvestment of distributions                             34,962,660       1,158,767

 Cost of shares redeemed                                   (305,516,688)    (367,108,944)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           110,809,231      321,796,875
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  118,862,378      392,497,643

NET ASSETS

 Beginning of period                                       464,852,900      72,355,257

 End of period (including undistributed net investment    $ 583,715,278    $ 464,852,900
income of $191,861 and $1,276,016, respectively)

OTHER INFORMATION
Shares

 Sold                                                      23,845,452       49,213,225

 Issued in reinvestment of distributions                   2,199,220        95,766

 Redeemed                                                  (19,142,920)     (26,523,159)

 Net increase (decrease)                                   6,901,752        22,785,832


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED JULY          APRIL 27, 1993
      ENDED JANUARY    31,                       (COMMENCEME
      31, 1996                                   NT
                                                 OF OPERATIONS)
                                                 TO

      (UNAUDITED)   1995   1994 E   JULY 31, 1993


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 16.04     $ 11.68     $ 10.80    $ 10.00

Income from Investment Operations

 Net investment income                   .05         .05         .02        (.01)

 Net realized and unrealized gain        1.34        4.47        1.01       .81
(loss)

 Total from investment operations        1.39        4.52        1.03       .80

Less Distributions                       (.09)       (.01)       (.01)      -
From net investment income

 From net realized gain                  (1.07)      (.15)       -          -

 In excess of net realized gain          -           -           (.14)      -

 Total distributions                     (1.16)      (.16)       (.15)      -

Net asset value, end of period          $ 16.27     $ 16.04     $ 11.68    $ 10.80

TOTAL RETURN B, C                        8.94%       39.14%      9.51%      8.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000          $ 583,715   $ 464,853   $ 72,355   $ 18,457
omitted)

Ratio of expenses to average net         1.01% A     1.21%       1.43%      2.50% A
assets                                                                     ,D

Ratio of expenses to average net         .99% A,     1.19%       1.40%      2.50% A
assets after expense reductions         F           F           F

Ratio of net investment income to        .83% A      .78%        .13%       (.73)%
average net assets                                                         A

Portfolio turnover rate                  172% A      162%        291%       90% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $479,490,638 and $409,245,183, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .67% of average net assets after the performance adjustment. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $253,045 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $52,867 under this arrangement.
In addition, the fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $3,486 under this arrangement.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Richard J. Flynn*
Phyllis Burke Davis*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
 Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(REGISTERED TRADEMARK)
BLUE CHIP GROWTH
FUND
SEMIANNUAL REPORT
JANUARY 31, 1996
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   23   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  27   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996      PAST 6   PAST 1   PAST 5    LIFE OF
                                    MONTHS   YEAR     YEARS     FUND

Blue Chip Growth                    3.62%    33.47%   171.28%   336.83%

Blue Chip Growth (incl. 3% sales    0.51%    29.47%   163.14%   323.73%
charge)

S&P 500(registered trademark)       14.54%   38.66%   113.54%   230.53%

Growth Funds Average                8.29%    32.65%   105.08%   205.31%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on December 31, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of 620 growth funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996             PAST 1   PAST 5   LIFE OF
                                           YEAR     YEARS    FUND

Blue Chip Growth                           33.47%   22.09%   19.98%

Blue Chip Growth (incl. 3% sales charge)   29.47%   21.35%   19.53%

S&P 500(registered trademark)              38.66%   16.38%   15.92%

Growth Funds Average                       32.65%   15.14%   14.40%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Blue Chip Growth (3Standard
       12/31/87            9700.00 10000.00
       01/31/88            9767.90 10389.22
       02/29/88           10185.00 10873.35
       03/31/88            9816.40 10537.37
       04/30/88            9797.00 10654.33
       05/31/88            9797.00 10747.03
       06/30/88           10359.60 11240.31
       07/31/88           10155.90 11197.60
       08/31/88            9729.10 10816.88
       09/30/88           10165.60 11277.68
       10/31/88           10146.20 11591.20
       11/30/88            9961.90 11425.45
       12/31/88           10272.95 11625.39
       01/31/89           11031.75 12476.37
       02/28/89           10700.99 12165.71
       03/31/89           10953.92 12449.17
       04/30/89           11702.99 13095.28
       05/31/89           12461.79 13625.64
       06/30/89           12024.02 13547.98
       07/31/89           13191.40 14771.36
       08/31/89           13512.43 15060.88
       09/30/89           13846.77 14999.13
       10/31/89           13640.69 14651.15
       11/30/89           13876.21 14950.03
       12/31/89           13995.40 15308.83
       01/31/90           12823.32 14281.61
       02/28/90           13170.98 14465.84
       03/31/90           13826.54 14849.19
       04/30/90           13697.42 14477.96
       05/31/90           15246.94 15889.56
       06/30/90           15594.59 15781.51
       07/31/90           15227.08 15731.01
       08/31/90           13915.94 14308.92
       09/30/90           13258.58 13612.08
       10/31/90           13178.88 13553.55
       11/30/90           14015.64 14429.11
       12/31/90           14485.44 14831.68
       01/31/91           15619.78 15478.34
       02/28/91           16824.39 16585.04
       03/31/91           17667.62 16986.40
       04/30/91           17476.89 17027.17
       05/31/91           18400.43 17762.74
       06/30/91           17476.89 16949.21
       07/31/91           19012.77 17739.04
       08/31/91           19845.96 18159.45
       09/30/91           19534.98 17856.19
       10/31/91           19926.88 18095.46
       11/30/91           19504.83 17366.22
       12/31/91           22424.76 19352.91
       01/31/92           21719.26 18992.95
       02/29/92           21820.04 19239.86
       03/31/92           21225.41 18864.68
       04/30/92           21507.61 19419.30
       05/31/92           21951.06 19514.46
       06/30/92           21316.12 19223.69
       07/31/92           22192.95 20009.94
       08/31/92           21961.14 19599.74
       09/30/92           22252.76 19831.01
       10/31/92           22561.69 19900.42
       11/30/92           23745.89 20579.03
       12/31/92           23808.73 20832.15
       01/31/93           23860.87 21007.14
       02/28/93           23704.44 21292.83
       03/31/93           24851.60 21742.11
       04/30/93           25247.89 21215.95
       05/31/93           26572.33 21784.54
       06/30/93           26822.62 21847.72
       07/31/93           26822.62 21760.33
       08/31/93           28491.21 22585.04
       09/30/93           29084.11 22411.14
       10/31/93           29409.21 22875.05
       11/30/93           28515.20 22657.74
       12/31/93           29642.54 22931.89
       01/31/94           30819.90 23711.58
       02/28/94           30844.43 23068.99
       03/31/94           29875.56 22063.19
       04/30/94           30758.58 22345.60
       05/31/94           31151.04 22712.06
       06/30/94           30071.79 22155.62
       07/31/94           30832.17 22882.32
       08/31/94           32500.10 23820.50
       09/30/94           32403.56 23236.89
       10/31/94           33899.49 23759.73
       11/30/94           32131.58 22894.40
       12/31/94           32562.32 23233.92
       01/31/95           31746.69 23836.38
       02/28/95           32800.73 24765.28
       03/31/95           34181.02 25496.10
       04/30/95           35448.38 26246.96
       05/31/95           36238.91 27296.05
       06/30/95           38246.61 27930.14
       07/31/95           40894.26 28856.30
       08/31/95           41320.89 28928.73
       09/30/95           41775.91 30149.53
       10/31/95           40723.95 30041.89
       11/30/95           42130.94 31360.73
       12/31/95           41802.28 31964.74
       01/31/96           42372.87 33052.82

$10,000 OVER LIFE OF FUND: Let's
say you invested $10,000 in Fidelity Blue Chip Growth Fund on December 31, 1987, when the fund started, and paid a 3% sales charge. As the chart shows, by January 31, 1996, the value of your investment would have grown to $42,373 - a 323.73% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $33,053 - a 230.53% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Michael Gordon, Portfolio Manager of Fidelity Blue Chip Growth Fund
Q. HOW DID THE FUND PERFORM, MIKE?
A. Not as well as I would have liked. For the six-month period ended January 31, 1996, the fund had a total return of 3.62% as compared to the 8.29% return for the growth funds average, as tracked by Lipper Analytical Services. For the same period, the fund's benchmark index - the S&P 500 - returned 14.54%.
Q. WHY DID THE FUND UNDERPERFORM IN THE LAST SIX MONTHS?
A. In the second half of 1995, as investors began to see more and more signs of the economy slowing, they began to embrace many large-capitalization, consumer-oriented stocks. Investors believed that these companies - such as pharmaceutical firms, telephone companies and beverage companies - would be able to perform well despite an economic slowdown. The fund did not own or had small positions in many of these stocks because I did not believe their high prices accurately reflected their earnings growth potential.
Q. DID THE MARKET-WIDE SELL-OFF IN THE TECHNOLOGY SECTOR NEAR THE END OF 1995 - AND THE FUND'S SUBSEQUENT REDUCTION IN ITS TECHNOLOGY HOLDINGS - HURT THE FUND AS WELL?
A. Yes, it certainly did. First, let me explain my thinking here. My goal is to buy stocks that have the potential for attractive earnings growth over the long term and that are trading at a discount to the companies' perceived value. I began aggressively buying technology stocks in April and May 1994. Following such a strong technology rally in 1995, I began selling technology stocks when it appeared investors' expectations had gotten too high. Unfortunately, I did not reduce the fund's technology position quickly enough and the fund gave back some previously unrealized profits.
Q. SO, WHY DO YOU BELIEVE TECHNOLOGY STOCKS REVERSED COURSE AFTER BEING THE TOP PERFORMING AREA FOR MUCH OF 1995?
A. It's hard to generalize. However, I think a big part of the sell-off was because the fundamentals of some of the technology companies began to deteriorate. For example, if profits are down or demand for a company's product is fading, it's often a sign that it is time to sell. That said, there are still many technology companies that are doing well - such as some of the large computer makers and software companies - and many of these companies could lead the technology sector's next rally.
Q. IN THE SECOND HALF OF 1995 INVESTORS FAVORED CONSUMER-ORIENTED STOCKS. WHY THEN DID THE FUND HAVE A LARGE POSITION IN CYCLICAL STOCKS?
A. As I said before, investors embraced consumer-oriented stocks based on the belief that these companies would be successful through any economic slowdown. Cyclicals - or stocks that are highly sensitive to changes in the economy - are usually favored in an economic growth phase because, as history has shown, people buy more cars and build more houses when the economy is growing. I found that certain cyclical companies' stocks were selling at attractive prices relative to their projected earnings, so I bought them.
Q. ON THE OTHER HAND, IT CERTAINLY APPEARS THE FUND'S POSITION IN THE FINANCIAL AREA WAS A BRIGHT SPOT . . .
A. Financial companies - banks, brokerage firms and insurance companies - and their stocks tend to perform well in a falling interest rate environment like we saw in 1995. During such times, borrowing costs are lower and, therefore, there is more money for buying and selling goods and services, as well as for investment.
Q. TURNING TO THE FUND'S NON-EQUITY POSITION, WHY DOES A STOCK FUND HAVE A RELATIVELY LARGE POSITION IN U.S. TREASURY BONDS, U.S. TREASURY BILLS AND SHORT-TERM INVESTMENTS?
A. First and foremost, I am committed to uncovering the most promising stocks at an attractive valuation. Therein lies my reasoning for acquiring the large bond and cash equivalent position after selling a big chunk of the fund's technology holdings. I never dash headlong into a market just for the sake of being fully invested. I prefer to take the time to look carefully at the fundamentals of prospective companies and see if they fit my buying criteria.
Q.  WHAT'S YOUR OUTLOOK?
A. Despite a slowing economy, I think there are some positive signs for equities: inflation and interest rates are low and U.S. companies are becoming more efficient. Of course, with the stock market surpassing historically high levels, there is always the possibility of some kind of market correction when investors begin to view the market as overvalued. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT
AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high total
return through a
combination of current
income and capital
appreciation
START DATE: December 30,
1985
SIZE: as of January 31,
1996, more than $16 billion
MANAGER: Steven Kaye,
since 1993; manager Fidelity
Blue Chip Growth Fund,
1990-1992; Fidelity Select
Energy Services,
Biotechnology, and Health
Care Portfolios,
1986-1990; joined Fidelity in
1985
(checkmark)
STEVE KAYE ON INVESTOR
EXPECTATIONS FOR THE
STOCK MARKET:
"Investors currently are
putting a lot of money into the
stock market. That's typical
when the market shows the
kind of strength it has
demonstrated over the past
year. At the same time, we
should see what I call a
"digestion" phase, when stock
valuations consolidate to
reflect company prospects
more accurately than they do
at the moment, as valuations
are high on an historical
basis. Investors need to
maintain the perspective that
the market has averaged 12%
annual growth over extended
periods of time, not the more
than 30% we saw last year.
"Investors are best off having
a consistent investment
program as opposed to trying
to time the market or, even
worse, getting into the market
after it's had a big run. Those
investors who experienced
the crash of 1987 and stayed
in the market probably have
experienced strong growth in
their portfolios over the past
nine years. Those who invest
with a long-term view can
benefit from the sharp
upswings we've seen lately,
and withstand the kind of
"digestion" phase the market
goes through from time to
time. Long-term investing
can reduce the risk of
chasing the market on its way
up, only to suffer when there
is a market-wide price
correction."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF JANUARY 31, 1996
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

General Motors Corp.            3.4            3.7

Home Depot, Inc. (The)          2.8            0.0

Chrysler Corp.                  2.4            2.4

Allstate Corp.                  2.2            1.4

MGIC Investment Corp.           1.8            1.0

Philip Morris Companies, Inc.   1.7            0.0

Caterpillar, Inc.               1.6            3.0

Deere & Co.                     1.5            2.0

Computer Sciences Corp.         1.3            1.5

Digital Equipment Corp.         1.2            1.0

TOP FIVE MARKET SECTORS AS OF JANUARY 31, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            17.0           20.6

Durables                           11.1           10.7

Energy                             8.0            0.7

Industrial Machinery & Equipment   7.3            11.5

Technology                         6.6            32.9

ASSET ALLOCATION
AS OF JANUARY 31, 1996 * AS OF JULY 31, 1995 **
Row: 1, Col: 1, Value: 12.0
Row: 1, Col: 2, Value: 2.0
Row: 1, Col: 3, Value: 10.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 36.0
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 36.0
Stocks 77.9%
Bonds 9.7%
Other 0.4%
Short-term
investments 12.0%
FOREIGN
INVESTMENTS 10.0%
Stocks 96.7%
Bonds 0.0%
Other 0.0%
Short-term
investments 3.3%
FOREIGN
INVESTMENTS 10.5%
*
**
INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 77.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 1.7%
Boeing Co.   439,800 $ 34,139
C A E Industries Ltd.   1,100,000  8,310
Flightsafety International, Inc.   20,000  998
General Motors Corp. Class H   636,400  36,275
Precision Castparts Corp.   1,069,900  42,662
Rohr Industries, Inc. (a)   372,800  6,804
Sundstrand Corp.   99,400  6,859
  136,047
BASIC INDUSTRIES - 4.9%
CHEMICALS & PLASTICS - 3.6%
du Pont (E.I.) de Nemours & Co.   986,900  75,868
Hanna (M.A.) Co.   1,042,700  28,805
PPG Industries, Inc.   131,000  6,124
PT Tri Polyta Indonesia sponsored ADR  1,296,800  18,804
Praxair, Inc.   545,300  18,540
Raychem Corp.   37,900  2,535
Rohm & Haas Co.   996,200  68,987
Sealed Air Corp.   96,700  2,841
Sekisui Chemical Co. Ltd.   1,358,000  18,259
Union Carbide Corp.   1,305,900  55,011
  295,774
IRON & STEEL - 0.6%
AK Steel Holding Corp.   772,700  26,851
Inland Steel Industries, Inc.   665,100  19,038
Material Sciences Corp. (a)   199,700  2,596
  48,485
METALS & MINING - 0.0%
Aluminum Co. of America  4,857  270
PAPER & FOREST PRODUCTS - 0.7%
Albany International Corp. Class A  385,200  7,126
Champion International Corp.   154,400  6,909
Federal Paper Board Co., Inc.   797,900  43,186
  57,221
TOTAL BASIC INDUSTRIES   401,750
CONGLOMERATES - 0.3%
Crane Co.   364,400  14,439
ITT Industries, Inc.   250,400  6,510
  20,949
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 5.3%
BUILDING MATERIALS - 3.4%
Armstrong World Industries, Inc.   1,088,000 $ 63,920
Carlisle Companies, Inc.   108,800  4,325
Centex Construction Products  846,600  12,170
Lafarge Corp.   51,437  958
Lone Star Industries, Inc.  381,200  10,292
Manville Corp. (a)   833,200  10,519
Masco Corp.   2,043,100  59,761
Medusa Corp.   262,900  7,328
Owens-Corning (a)  1,333,900  60,359
Sherwin-Williams Co.   497,500  20,957
Southdown, Inc.  (a)  137,100  2,931
USG Corp.  938,600  27,923
  281,443
CONSTRUCTION - 1.4%
Centex Corp.   748,475  24,138
Clayton Homes, Inc.   455,375  9,108
Daiwa House Industry Co. Ltd.   1,903,000  30,206
Lennar Corp.   479,900  12,537
Oakwood Homes Corp.   1,400  63
Pulte Corp.   46,600  1,538
Schuler Homes, Inc. (a)   14,000  114
Sekisui House Ltd.   996,000  12,648
Webb (Del E.) Corp. (b)   1,113,000  20,869
  111,221
ENGINEERING - 0.5%
Fluor Corp.   302,000  20,234
Foster Wheeler Corp.   476,100  21,008
  41,242
REAL ESTATE - 0.0%
Newhall Land & Farming Co.  204,800  3,635
TOTAL CONSTRUCTION & REAL ESTATE   437,541
DURABLES - 11.1%
AUTOS, TIRES, & ACCESSORIES - 8.4%
Chrysler Corp.   3,346,500  193,260
Dana Corp.   1,417,500  46,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Eaton Corp.   4,300 $ 249
Echlin, Inc.   446,500  16,465
Ford Motor Co.   7,800  231
General Motors Corp.   5,245,467  276,043
Goodyear Tire & Rubber Co.   1,133,700  54,276
Lear Seating Corp. (a)   2,394,000  70,922
Titan Wheel International, Inc. (b)  1,632,400  26,935
  684,981
CONSUMER ELECTRONICS - 1.9%
Black & Decker Corp.   1,596,900  54,095
Maytag Co.   3,062,700  60,105
Sony Corp.   361,000  22,078
Sunbeam-Oster, Inc.   411,700  6,587
Whirlpool Corp.   180,800  9,831
  152,696
HOME FURNISHINGS - 0.5%
Bassett Furniture Industries, Inc.   20,300  497
Interco, Inc. (a)  760,700  6,941
Leggett & Platt, Inc.   1,544,800  37,075
  44,513
TEXTILES & APPAREL - 0.3%
Liz Claiborne, Inc.   78,900  2,189
Mohawk Industries, Inc. (a)   835,300  11,381
Shaw Industries, Inc.   635,600  8,024
Warnaco Group, Inc. Class A  97,700  2,235
  23,829
TOTAL DURABLES   906,019
ENERGY - 8.0%
ENERGY SERVICES - 1.7%
Baker Hughes, Inc.   891,300  23,062
Dresser Industries, Inc.   225,200  5,855
ENSCO International, Inc. (a)   883,800  21,101
Halliburton Co.   456,600  23,572
Hornbeck Offshore Services, Inc. (a)   106,700  2,214
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Schlumberger Ltd.   727,600 $ 51,023
Tidewater, Inc.   244,000  8,083
  134,910
OIL & GAS - 6.3%
Amoco Corp.   845,600  59,509
Apache Corp.   45,000  1,209
Atlantic Richfield Co.   347,400  39,473
British Petroleum PLC:
ADR  368,500  35,975
 Ord.   3,150,000  25,204
Burlington Resources, Inc.   1,047,600  39,285
Chevron Corp.   174,400  9,047
Enron Oil & Gas Co.   2,045,800  49,866
Louisiana Land & Exploration Co.   1,324,900  56,971
Noble Affiliates, Inc.   72,000  2,142
Occidental Petroleum Corp.   601,900  12,941
Petroleum Geo-Services AS sponsored ADR (a)  106,700  2,294
Phillips Petroleum Co.   821,800  26,811
Royal Dutch Petroleum Co.   121,200  16,847
Royal Dutch Petroleum Co. Ord.   395,000  54,680
Texaco, Inc.   307,400  24,861
Total SA Class B  155,000  10,611
Union Pacific Resources Group, Inc.   2,000,000  52,000
  519,726
TOTAL ENERGY   654,636
FINANCE - 17.0%
BANKS - 4.1%
Asahi Bank Ltd. ADR  2,508,000  29,974
Dai-Ichi Kangyo Bank  1,444,000  27,100
Fuji Bank (a)  3,068,000  69,610
Industrial Bank of Japan (a)  133,000  3,688
Mitsubishi Bank of Japan  2,243,000  48,588
Mitsubishi Trust & Banking Corp.   463,000  7,176
Mitsui Trust and Banking  885,000  9,585
Sakura Bank Ltd.   4,455,000  51,164
Sanwa Bank Ltd.   801,000  15,108
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Sumitomo Bank  1,920,000 $ 36,751
Tokai Bank Ltd.  2,821,000  38,456
  337,200
CREDIT & OTHER FINANCE - 1.3%
Acom Co. Ltd.   97,000  3,759
American Express Co.   8,763  403
Countrywide Credit Industries, Inc.   1,824,400  42,417
Equitable Companies, Inc.   1,173,900  28,907
North American Mortgage Co. (b)   1,237,300  32,479
  107,965
FEDERAL SPONSORED CREDIT - 0.8%
Federal Home Loan Mortgage Corp.  149,200  12,775
Federal National Mortgage Association  1,515,200  52,274
  65,049
INSURANCE - 9.6%
Aetna Life & Casualty Co.   1,092,800  81,414
Allstate Corp.   4,120,900  179,774
American International Group, Inc.   865,700  83,865
CIGNA Corp.   581,600  68,992
CMAC Investments  70,500  4,054
Chubb Corp. (The)  229,400  23,800
Conseco, Inc.   415,800  27,287
Enhance Financial Services Group Corp.   35,300  856
Equitable Iowa Companies   202,900  7,507
General Re Corp.   523,600  80,111
Highlands Insurance Group, Inc.   900  17
Horace Mann Educators Corp.  130,900  4,336
ITT Hartford Group, Inc.   224,000  11,228
MGIC Investment Corp.   2,227,500  143,674
Old Republic International Corp.   755,300  26,530
PMI Group, Inc.   165,100  8,276
Provident Companies, Inc. (a)   450,900  14,260
Providian Corp.   151,600  6,651
Reliastar Financial Corp.   85,000  4,006
SAFECO Corp.   2,600  93
SunAmerica, Inc.   24,000  1,182
Torchmark Corp.   133,700  6,334
Travelers, Inc. (The)  1,566  103
  784,350
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 1.2%
Alliance Capital Management LP  99,900 $ 2,273
Bear Stearns Companies, Inc.   49,438  1,137
Daiwa Securities Co. Ltd.   60,000  896
Edwards (A.G.), Inc.   134,298  3,374
Inter-Regional Financial Group, Inc.   129,850  2,824
Legg Mason, Inc.   187,400  5,645
Lehman Brothers Holdings, Inc.   99,640  2,553
Merrill Lynch & Co., Inc.   5,100  290
Morgan Stanley Group, Inc.   9,400  448
Nikko Securities Co. Ltd.   34,000  419
Nomura Securities Co. Ltd.   2,417,000  52,357
PaineWebber Group, Inc.   1,277,350  26,505
Quick & Reilly Group, Inc. (The)  117,234  2,726
  101,447
TOTAL FINANCE   1,396,011
HEALTH - 2.9%
DRUGS & PHARMACEUTICALS - 1.7%
Biogen, Inc. (a)   652,500  45,838
Genentech, Inc. special (a)  762,400  41,074
Pfizer, Inc.   788,900  54,237
Takeda Chemical Industries Ltd.   24,000  379
  141,528
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Pall Corp.   1,324,700  35,767
MEDICAL FACILITIES MANAGEMENT - 0.8%
Columbia/HCA Healthcare Corp.   761,800  42,375
Oxford Health Plans, Inc. (a)   3,600  248
Tenet Healthcare Corp. (a)   971,700  20,770
Vencor, Inc. (a)   12,700  484
  63,877
TOTAL HEALTH   241,172
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp.   316,200  24,940
U.S. Industries, Inc.   35,000  630
  25,570
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 7.3%
ELECTRICAL EQUIPMENT - 0.7%
General Electric Co.   534,300 $ 41,008
Glenayre Technologies, Inc.   1,200  48
Honeywell, Inc.   36,500  1,857
Omron Corp.   432,000  9,519
Westinghouse Electric Corp.   192,400  4,016
  56,448
INDUSTRIAL MACHINERY & EQUIPMENT - 6.6%
Cascade Corp.   372,300  5,026
Case Corp.   1,293,800  61,294
Caterpillar, Inc.   1,991,400  128,196
Cincinnati Milacron, Inc.   701,700  16,753
Deere & Co.   3,222,250  120,834
Global Industrial Technologies, Inc.   178,300  4,056
Greenfield Industries, Inc.   338,100  9,636
Harnischfeger Industries, Inc.   800  27
IDEX Corp.   218,800  8,314
Ingersoll-Rand Co.   75,600  3,033
Kennametal, Inc.   367,245  10,558
Parker-Hannifin Corp.   160,000  5,460
Regal-Beloit Corp.   743,200  13,563
Stanley Works  830,400  42,766
Timken Co.   1,481,271  61,288
TRINOVA Corp.   615,600  18,930
UCAR International, Inc.   154,500  4,809
Varity Corp. (a)   625,200  23,132
  537,675
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   594,123
MEDIA & LEISURE - 1.5%
BROADCASTING - 0.1%
U.S. Satellite Broadcasting Co., Inc. Class A  9,000  243
Time Warner, Inc.   218,800  9,080
  9,323
LEISURE DURABLES & TOYS - 0.1%
Fleetwood Enterprises, Inc.   44,800  1,142
Harley Davidson, Inc.   157,100  5,420
Namco Ltd.   200,600  6,256
  12,818
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.4%
ITT Corp.   285,700 $ 15,856
Marcus Corp.   7,500  197
Mirage Resorts, Inc. (a)   339,200  13,229
  29,282
PUBLISHING - 0.9%
Central Newspapers, Inc. Class A  1,100  36
Dun & Bradstreet Corp.   433,000  28,145
New York Times Co. (The) Class A  936,100  27,147
Times Mirror Co. Class A  502,800  15,587
Tribune Co.   7,500  470
  71,385
TOTAL MEDIA & LEISURE   122,808
NONDURABLES - 3.2%
TOBACCO - 3.2%
Philip Morris Companies, Inc.   1,481,200  137,752
RJR Nabisco Holdings Corp.   1,956,441  63,584
Sampoerna Hanjaya Mandala (For. Reg.)  2,762,500  33,989
UST, Inc.   717,800  24,136
  259,461
PRECIOUS METALS - 0.2%
Newmont Mining Corp.   326,400  18,278
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.0%
Baby Superstore, Inc. (a)   3,750  182
Limited, Inc. (The)  9,200  154
  336
GENERAL MERCHANDISE STORES - 0.4%
Federated Department Stores, Inc. (Del.) (a)  357,800  9,661
May Department Stores Co. (The)  66,500  2,959
Takashimaya Co. Ltd.   1,296,000  20,087
  32,707
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 3.6%
Home Depot, Inc. (The)  4,948,600 $ 227,636
Lowe's Companies, Inc.   628,200  19,553
Micro Warehouse, Inc. (a)   819,000  30,713
Petsmart, Inc.   501,058  15,282
Sunglass Hut International, Inc.   33,100  921
  294,105
TOTAL RETAIL & WHOLESALE   327,148
SERVICES - 0.8%
PRINTING - 0.0%
Valassis Communications, Inc. (a)   32,500  548
SERVICES - 0.8%
Catalina Marketing Corp.   24,000  1,698
Manpower, Inc.   2,364,200  63,538
  65,236
TOTAL SERVICES   65,784
TECHNOLOGY - 6.6%
COMMUNICATIONS EQUIPMENT - 0.3%
Cisco Systems, Inc. (a)   7,300  608
Newbridge Networks Corp. (a)   364,800  18,194
Octel Communications Corp. (a)   71,200  2,617
3Com Corp. (a)  2,052  94
  21,513
COMPUTER SERVICES & SOFTWARE - 3.7%
Affiliated Computer Services Class A (a)  164,500  6,416
American Business Information, Inc. (a)(b)  1,441,400  22,342
Ascend Communications, Inc. (a)   2,000  78
Automatic Data Processing, Inc.   96,200  3,836
Ceridian Corp. (a)  559,641  25,184
Computer Sciences Corp. (a)   1,374,760  104,825
Continuum Co., Inc. (a)(b)  1,174,800  46,258
Electronics for Imaging, Inc. (a)   14,000  508
GMIS, Inc. (a)   351,600  3,604
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
HBO & Co.   700 $ 59
Hogan Systems, Inc. (a)   290,800  2,981
Microsoft Corp. (a)  1,000  93
Oracle Systems Corp. (a)   1,554,200  74,213
Parametric Technology Corp. (a)   14,400  932
Peoplesoft, Inc. (a)   277,100  13,162
Stratacom, Inc. (a)   1,700  128
  304,619
COMPUTERS & OFFICE EQUIPMENT - 2.0%
Bay Networks, Inc. (a)   2,550  108
Canon, Inc.   3,101,000  58,488
Digital Equipment Corp. (a)   1,355,300  98,090
International Business Machines Corp.   35,700  3,882
Western Digital Corp. (a)   289,600  5,358
  165,926
ELECTRONIC INSTRUMENTS - 0.4%
Perkin-Elmer Corp.   649,900  30,708
ELECTRONICS - 0.0%
International Rectifier Corp. (a)   1,800  37
Samsung Electronics Co. Ltd. (vtg.)  2,781  498
  535
PHOTOGRAPHIC EQUIPMENT - 0.2%
Fuji Photo Film Co. Ltd.   736,000  20,754
TOTAL TECHNOLOGY   544,055
TRANSPORTATION - 1.4%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.   100  7
KLM Royal Dutch Airlines  140,890  4,368
KLM Royal Dutch Airlines Ord.   22,750  698
Midwest Express Holdings, Inc.   7,000  186
  5,259
RAILROADS - 1.3%
Burlington Northern Santa Fe Corp.   271,800  22,254
CSX Corp.   604,200  28,020
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - CONTINUED
Conrail, Inc.   4,900 $ 347
Illinois Central Corp., Series A  296,500  11,193
Railtex, Inc. (a)   52,900  1,098
Trinity Industries, Inc.   517,100  18,099
Union Pacific Corp.   350,700  23,365
Wisconsin Central Transportation Corp.   81,300  6,098
  110,474
TOTAL TRANSPORTATION   115,733
UTILITIES - 1.4%
ELECTRIC UTILITY - 0.0%
American Electric Power Co., Inc.   74,400  3,292
GAS - 0.0%
Sonat, Inc.   117,100  4,040
TELEPHONE SERVICES - 1.4%
Ameritech Corp.  16,600  998
BellSouth Corp.   106,400  4,562
Frontier Corp.   595,400  17,713
LCI International, Inc. (a)   276,300  6,562
NYNEX Corp.   747,200  40,069
U.S. West, Inc.   1,164,900  40,917
  110,821
TOTAL UTILITIES   118,153
TOTAL COMMON STOCKS
(Cost $5,724,123)   6,385,238
PREFERRED STOCKS - 0.0%
CONVERTIBLE PREFERRED STOCKS - 0.0%
UTILITIES - 0.0%
CELLULAR - 0.0%
Cellular Communications, Inc. $0.01  9,155  452
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd. (c)  2,315 $ 7
TOTAL PREFERRED STOCKS
(Cost $317)   459
U.S. TREASURY OBLIGATIONS - 14.5%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (B) AMOUNT (000S) (000S)
U.S. Treasury Bills, yield at date of purchase
5.03% to 5.04%, 4/25/96   $ 400,000  395,428
7 1/4%, 8/15/22    47,500  54,521
7 1/4%, 2/15/23    125,830  142,601
6 1/4%, 8/15/23    55,460  56,517
7 1/2%, 11/15/24    67,210  79,927
7 5/8%, 2/15/25    29,580  35,810
6 7/8%, 8/15/25    378,230  422,139
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,172,875)   1,186,943
REPURCHASE AGREEMENTS - 7.2%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
1/31/96 due 2/1/96  $ 589,904  589,808
PURCHASED OPTIONS - 0.4%
 AMOUNTS IN THOUSANDS  EXPIRATION DATE/ UNDERLYING FACE VALUE
   STRIKE PRICE AMOUNT AT VALUE (NOTE 1)
365,000 Bank of America
OTC Put Options on Japanese Yen   June 96/96.71 $ 329,775 $ 30,478
28,000 Bank of America
OTC Put Options on Japanese Yen   July 96/100  26,158  1,646
35,000 Swiss Bank Corp.
OTC Put Options on Japanese Yen   June 96/97.52  31,887  2,730
20,000 Swiss Bank Corp.
OTC Put Options on Japanese Yen   July 96/100.95  18,862  1,100
TOTAL PURCHASED OPTIONS
(Cost $23,521)   35,954
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,510,644)   $ 8,198,402
LEGEND
(1.) Non-income producing
(2.) Affiliated company (see Note 6 of Notes to Financial Statements).
(3.) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Gulf Canada
 Resources Ltd. 10/15/93 $ 6,000
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  90.0%
Japan  7.2
Others (individually less than 1%)   2.8
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $7,516,517,000. Net unrealized appreciation aggregated $681,885,000, of which $756,399,000 related to appreciated investment securities and $74,514,000 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNTS) JANUARY 31, 1996 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                  $ 8,198,402
agreements of $589,808) (cost $7,510,644) -
See accompanying schedule

Receivable for investments sold                                                            195,441

Receivable for fund shares sold                                                            42,706

Dividends receivable                                                                       5,688

Interest receivable                                                                        21,334

Other receivables                                                                          130

 TOTAL ASSETS                                                                              8,463,701

LIABILITIES

Payable for investments purchased                                             $ 235,334

Payable for fund shares redeemed                                               52,613

Accrued management fee                                                         4,493

Other payables and accrued expenses                                            2,672

 TOTAL LIABILITIES                                                                         295,112

NET ASSETS                                                                                $ 8,168,589

Net Assets consist of:

Paid in capital                                                                           $ 7,128,184

Undistributed net investment income                                                        3,289

Accumulated undistributed net realized gain (loss) on                                      349,364
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                              687,752
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 261,860 shares outstanding                                                $ 8,168,589

NET ASSET VALUE and redemption price per share                                             $31.19
($8,168,589 (divided by) 261,860 shares)

Maximum offering price per share (100/97.00 of $31.19)                                     $32.15


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                                 $ 38,394
Dividends (including $556 received from affiliated issuers)

Interest                                                                           24,691

 TOTAL INCOME                                                                      63,085

EXPENSES

Management fee                                                       $ 22,117
Basic fee

 Performance adjustment                                               2,577

Transfer agent fees                                                   9,388

Accounting fees and expenses                                          387

Non-interested trustees' compensation                                 12

Custodian fees and expenses                                           305

Registration fees                                                     1,035

Audit                                                                 26

Legal                                                                 19

Miscellaneous                                                         4

 Total expenses before reductions                                     35,870

 Expense reductions                                                   (1,120)      34,750

NET INVESTMENT INCOME                                                              28,335

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of $6,401             593,197
 on sales of investments in affiliated issuers)

 Foreign currency transactions                                        (398)        592,799

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                (367,487)

 Assets and liabilities in foreign currencies                         10,399       (357,088)

NET GAIN (LOSS)                                                                    235,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                   $ 264,046
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS         YEAR ENDED
                                                          ENDED              JULY 31,
                                                          JANUARY 31, 1996   1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 28,335           $ 9,564
Net investment income

 Net realized gain (loss)                                  592,799            348,645

 Change in net unrealized appreciation (depreciation)      (357,088)          936,474

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           264,046            1,294,683
FROM OPERATIONS

Distributions to shareholders                              (28,184)           -
From net investment income

 From net realized gain                                    (542,540)          (64,196)

 TOTAL DISTRIBUTIONS                                       (570,724)          (64,196)

Share transactions                                         2,621,546          4,429,317
Net proceeds from sales of shares

 Reinvestment of distributions                             555,535            62,248

 Cost of shares redeemed                                   (1,123,220)        (1,529,164)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,053,861          2,962,401
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,747,183          4,192,888

NET ASSETS

 Beginning of period                                       6,421,406          2,228,518

 End of period (including undistributed net investment    $ 8,168,589        $ 6,421,406
income of $3,289 and $3,300, respectively)

OTHER INFORMATION
Shares

 Sold                                                      83,273             162,136

 Issued in reinvestment of distributions                   17,420             2,477

 Redeemed                                                  (35,873)           (56,233)

 Net increase (decrease)                                   64,820             108,380



FINANCIAL HIGHLIGHTS
      SIX MONTHS         YEARS ENDED JULY 31,
      ENDED
      JANUARY 31, 1996

      (UNAUDITED)        1995                   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 32.59    $ 25.14   $ 25.72   $ 22.02   $ 18.94   $ 15.33
beginning of period

Income from
Investment
Operations

 Net investment                 .12        .07 E     .12       .10       .09       .12
income

 Net realized and               1.07       7.96      3.43      4.36      3.07      3.64
 unrealized gain
(loss)

 Total from investment          1.19       8.03      3.55      4.46      3.16      3.76
 operations

Less Distributions              (.12)      -         (.01)     (.14)     (.08)     (.15)
From net investment
 income

 From net realized              (2.47)     (.58)     (4.12)    (.62)     -         -
 gain

 Total distributions            (2.59)     (.58)     (4.13)    (.76)     (.08)     (.15)

Net asset value, end           $ 31.19    $ 32.59   $ 25.14   $ 25.72   $ 22.02   $ 18.94
of period

TOTAL RETURN B, C               3.62%      32.64%    14.95%    20.86%    16.73%    24.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 8,169    $ 6,421   $ 2,229   $ 788     $ 476     $ 219
period (in millions)

Ratio of expenses to            .98% A     1.05%     1.27%     1.25%     1.27%     1.26%
average net assets

Ratio of expenses to            .95% A,    1.02%     1.22%     1.25%     1.27%     1.26%
average net assets              F         F         F
after expense
reductions

Ratio of net investment         .78% A     .25%      .21%      .46%      .55%      .80%
income to average
net assets

Portfolio turnover rate         235% A     182%      271%      319%      71%       99%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE AUGUST 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value is shown in the schedule of investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $7,000 or 0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $8,629,612,000 and $7,942,308,000, respectively, of which U.S. government and government agency obligations aggregated $1,016,069,000 and $241,568,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets after the performance adjustment.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC is paid a 3% sales charge on sales of shares of the fund. Prior to October 12, 1990, FDC was paid a 2% sales charge and a 1% deferred sales charge. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges and deferred sales charges of $5,642,000 and $8,000, respectively, on sales of shares of the fund. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .26% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,184,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $874,000 under this arrangement.
In addition, the fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on univested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custody and transfer agent fees were reduced by $4,000 and $242,000, respectively, under these arrangements.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Accent Software International  $ 1,624 $ 1,762 $ - $ -
American Business Information, Inc.   7,317  -  -  22,342
Blue Range Resource Corp.
 Class A   -  1,984  -  -
CMAC Investments   138  16,940  47  -
Continuum Co., Inc.   4,547  4  -  46,258
GMIS, Inc.   276  8,781  -  -
Global Industries Ltd.   -  3,436  -  -
Medicus Systems Corp.   -  403  11  -
Money Store, Inc.   8,586  12,990  120  -
North American Mortgage Co.   179  6,715  90  32,479
Ply-Gem Industries, Inc.   -  14,045  36  -
Shared Medical Systems Corp.   -  24,230  144  -
Titan Wheel International, Inc.   2,609  10,303  34  26,935
Trinzic Corp.   -  -  -  -
Webb (Del E.) Corp.   5,570  14,324  74  20,869
Wonderware Corp.   2,970  9,782  -  -
TOTALS  $ 33,816 $ 125,699 $ 556 $ 148,883
INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Michael Gordon, Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
 Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE